UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.47%
Actual		$ 1,000.00	$ 1,072.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class T	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.21%
Actual		$ 1,000.00	$ 1,068.70	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.16%
Actual		$ 1,000.00	$ 1,068.10	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Global Balanced	1.12%
Actual		$ 1,000.00	$ 1,074.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,073.90	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	65.1	60.7
Bonds	33.1	34.0
Convertible Securities	0.0	0.3
Other Investments	0.0	0.3
Short-Term Investments and Net Other Assets	1.8	4.7
Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.7	1.2
American Express Co. (United States of America)	1.4	0.8
Comerica, Inc. (United States of America)	1.4	0.3
Cummins, Inc. (United States of America)	1.4	0.2
Apple, Inc. (United States of America)	1.4	1.0
	7.3
Top Five Bond Issuers as of April 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.2	7.9
German Federal Republic	2.9	3.7
U.S. Treasury Obligations	2.8	1.1
Greek Government	1.0	1.4
Kommunalbanken AS	0.4	0.5
	15.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	24.7
Industrials	12.1	7.7
Consumer Discretionary	10.3	7.9
Information Technology	9.9	9.2
Health Care	6.5	4.9
Energy	6.4	7.3
Materials	4.7	6.3
Consumer Staples	3.6	4.4
Telecommunication Services	1.8	2.9
Utilities	1.6	1.1

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value
Australia - 2.7%
AMP Ltd.	174,513	$ 1,001,208
BHP Billiton Ltd.	48,734	1,781,050
Coca-Cola Amatil Ltd.	76,870	793,360
Commonwealth Bank of Australia	29,494	1,577,635
Computershare Ltd.	87,634	951,420
Fosters Group Ltd.	68,416	342,753
Harvey Norman Holdings Ltd.	141,590	441,938
Macquarie Group Ltd.	16,113	734,554
National Australia Bank Ltd.	47,442	1,211,762
QBE Insurance Group Ltd.	43,941	851,102
Ramsay Health Care Ltd.	40,857	510,002
Rio Tinto Ltd.	10,620	693,725
Wesfarmers Ltd.	30,190	809,094
Woolworths Ltd.	32,555	813,015
TOTAL AUSTRALIA		12,512,618
Austria - 0.0%
Zumtobel AG (a)	9,300	200,564
Bailiwick of Jersey - 0.2%
Experian PLC	57,000	526,886
Heritage Oil PLC (a)	21,500	149,651
Shire PLC	13,957	307,407
TOTAL BAILIWICK OF JERSEY		983,944
Belgium - 0.5%
Ageas	117,700	361,578
Anheuser-Busch InBev SA NV (f)	19,865	963,790
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	61
Gimv NV	1,900	102,986
Umicore SA (f)	22,488	822,377
TOTAL BELGIUM		2,250,792
Bermuda - 0.5%
Central European Media Enterprises Ltd. Class A (a)	8,100	275,400
Li & Fung Ltd.	132,000	636,361
Marvell Technology Group Ltd. (a)	48,000	991,200
Noble Group Ltd.	134,000	290,631
TOTAL BERMUDA		2,193,592
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Origin Agritech Ltd. (a)	13,000	$ 113,880
Playtech Ltd.	10,606	80,654
TOTAL BRITISH VIRGIN ISLANDS		194,534
Canada - 3.2%
Agnico-Eagle Mines Ltd. (Canada)	1,500	95,104
Agrium, Inc.	1,500	93,613
ARC Energy Trust unit	1,000	21,541
Astral Media, Inc. Class A (non-vtg.)	1,300	45,158
Bank of Montreal	5,500	341,463
Bank of Nova Scotia	8,500	433,114
Barrick Gold Corp.	4,700	204,891
Baytex Energy Trust	4,800	161,779
BCE, Inc.	7,200	216,241
Bombardier, Inc. Class B (sub. vtg.)	18,000	93,879
Brookfield Properties Corp.	6,800	109,408
Cameco Corp.	3,000	73,922
Canadian Imperial Bank of Commerce	3,200	234,788
Canadian National Railway Co.	19,100	1,142,579
Canadian Natural Resources Ltd.	3,100	238,647
Canadian Oil Sands Trust	3,500	105,909
Celestica, Inc. (sub. vtg.) (a)	14,600	143,960
Cenovus Energy, Inc.	6,700	196,939
CGI Group, Inc. Class A (sub. vtg.) (a)	23,900	353,726
CI Financial Corp.	2,600	54,369
Contrans Group, Inc. Class A	77,400	761,661
Crescent Point Energy Corp.	3,300	139,995
Dollarama, Inc.	9,800	240,901
Dollarama, Inc. (g)	11,200	275,316
Eldorado Gold Corp. (a)	3,800	58,335
Enbridge, Inc.	6,600	320,388
Gildan Activewear, Inc. (a)	11,500	333,615
Goldcorp, Inc.	10,000	432,100
Grande Cache Coal Corp. (a)	41,500	272,801
Husky Energy, Inc.	3,000	84,757
IAMGOLD Corp.	3,500	62,616
IESI-BFC Ltd.	8,100	158,939
IGM Financial, Inc.	2,300	95,445
Imperial Oil Ltd.	3,400	142,698
Intact Financial Corp.	1,100	47,628
Keyera Facilities Income Fund	2,423	64,974
Kinross Gold Corp.	8,400	160,362
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.) (a)	1,900	$ 124,897
Metro, Inc. Class A (sub. vtg.)	4,100	181,155
Niko Resources Ltd.	1,700	186,277
Open Text Corp. (a)	3,100	131,266
Osisko Mining Corp. (a)	6,000	63,472
PetroBakken Energy Ltd. Class A (f)	10,917	296,398
Petrobank Energy & Resources Ltd. (a)	9,000	453,720
Potash Corp. of Saskatchewan, Inc.	2,600	287,146
Power Corp. of Canada (sub. vtg.)	4,700	130,335
Power Financial Corp.	1,500	45,463
Progress Energy Resources Corp.	3,800	45,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	167,150
Red Back Mining, Inc. (a)	5,800	152,277
Research In Motion Ltd. (a)	4,800	341,712
Rogers Communications, Inc. Class B (non-vtg.)	7,850	279,717
RONA, Inc. (a)	2,200	37,562
Royal Bank of Canada	16,900	1,024,278
SNC-Lavalin Group, Inc.	1,400	69,490
Suncor Energy, Inc.	12,172	416,234
SXC Health Solutions Corp. (a)	7,800	542,131
Talisman Energy, Inc.	13,200	224,590
Teck Resources Ltd. Class B (sub. vtg.)	10,700	420,335
Tim Hortons, Inc.	4,500	148,455
Toronto-Dominion Bank	12,100	898,986
TransCanada Corp.	6,300	222,192
Yamana Gold, Inc.	6,000	65,479
TOTAL CANADA		14,969,787
Cayman Islands - 0.2%
Hengdeli Holdings Ltd.	924,000	385,289
Herbalife Ltd.	5,000	241,250
The United Laboratories International Holdings Ltd.	80,000	91,916
TOTAL CAYMAN ISLANDS		718,455
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	1,100	758,230
BYD Co. Ltd. (H Shares) (a)	58,000	514,979
Focus Media Holding Ltd. ADR (a)	11,600	194,648
Home Inns & Hotels Management, Inc. sponsored ADR (a)	6,700	233,495
Tencent Holdings Ltd.	79,500	1,644,060
TOTAL CHINA		3,345,412
Common Stocks - continued
	Shares	Value
Denmark - 0.5%
Carlsberg AS Series B	5,500	$ 444,542
FLSmidth & Co. A/S	6,100	459,659
Novo Nordisk AS Series B	14,858	1,222,572
TOTAL DENMARK		2,126,773
Finland - 0.2%
Fortum Corp. (f)	12,500	323,027
Outotec OYJ	7,600	284,060
UPM-Kymmene Corp.	20,100	288,485
TOTAL FINLAND		895,572
France - 2.1%
Atos Origin SA (a)	8,942	453,162
AXA SA (f)	37,947	759,191
BNP Paribas SA	14,687	1,008,907
Cap Gemini SA	5,300	266,986
Essilor International SA	8,188	499,196
Groupe Eurotunnel SA	11,600	105,939
Iliad Group SA	3,741	374,087
PPR SA	4,000	537,659
Publicis Groupe SA	4,700	207,398
Remy Cointreau SA	4,800	259,603
Safran SA	17,900	454,852
Sanofi-Aventis	27,223	1,857,322
Schneider Electric SA (f)	8,992	1,020,963
Societe Generale Series A	13,301	710,343
Technip SA	5,200	415,844
Total SA sponsored ADR	11,000	598,180
Vallourec SA	1,680	334,666
TOTAL FRANCE		9,864,298
Germany - 1.5%
Bayerische Motoren Werke AG (BMW)	9,668	475,618
Deutsche Bank AG	11,900	817,292
Deutsche Boerse AG	8,898	690,148
Deutsche Lufthansa AG	14,700	244,432
HeidelbergCement AG	11,130	689,625
Infineon Technologies AG (a)	99,500	696,500
Linde AG	4,724	564,251
MAN SE	8,444	796,460
Rheinmetall AG	6,700	467,114
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	16,886	$ 801,241
Siemens AG	9,660	943,202
TOTAL GERMANY		7,185,883
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	13,900	376,946
EFG Eurobank Ergasias SA	23,100	185,715
TOTAL GREECE		562,661
Hong Kong - 0.4%
China Overseas Land & Investment Ltd.	170,000	330,095
Esprit Holdings Ltd.	39,600	283,662
Hang Seng Bank Ltd.	64,900	884,510
Swire Pacific Ltd. (A Shares)	44,000	510,175
TOTAL HONG KONG		2,008,442
Ireland - 0.2%
CRH PLC	26,447	756,389
Ingersoll-Rand Co. Ltd.	7,600	281,048
TOTAL IRELAND		1,037,437
Italy - 0.3%
Mediaset SpA	72,400	573,391
Prysmian SpA	13,100	235,907
Saipem SpA	17,878	667,664
TOTAL ITALY		1,476,962
Japan - 6.5%
All Nippon Airways Co. Ltd.	55,000	174,479
Alps Electric Co. Ltd. (a)	17,600	128,078
Asahi Glass Co. Ltd.	42,000	496,325
Canon, Inc.	15,800	722,783
Chuo Mitsui Trust Holdings, Inc.	219,000	835,631
Citizen Holdings Co. Ltd.	35,000	243,104
CyberAgent, Inc. (f)	28	48,887
Daicel Chemical Industries Ltd.	52,000	336,037
Dainippon Screen Manufacturing Co. Ltd. (a)	25,000	142,393
Daiwa House Industry Co. Ltd.	99,000	1,065,269
Denso Corp.	18,400	536,999
Fujifilm Holdings Corp.	19,300	661,475
Fujitsu Ltd.	56,000	393,811
Haseko Corp. (a)	237,500	250,319
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	7,100	$ 102,422
Honda Motor Co. Ltd.	29,200	988,109
Japan Tobacco, Inc.	113	391,616
JSR Corp.	22,900	467,606
JX Holdings, Inc. (a)	100,580	561,098
Kakaku.com, Inc.	34	128,500
Kobayashi Pharmaceutical Co. Ltd.	4,100	165,432
Konami Corp.	7,600	147,456
Kuraray Co. Ltd.	70,000	916,421
Lawson, Inc.	6,400	283,445
Marui Group Co. Ltd.	48,200	381,055
Matsumotokiyoshi Holdings Co. Ltd.	16,000	359,757
Mitsubishi Electric Corp.	51,000	454,561
Mitsubishi UFJ Financial Group, Inc.	285,500	1,487,830
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,340	129,966
Mitsui & Co. Ltd.	64,600	970,931
Mitsui Chemicals, Inc.	202,000	663,547
MS&AD Insurance Group Holdings, Inc. (a)	29,700	853,699
NHK Spring Co. Ltd.	57,000	551,613
Nichi-iko Pharmaceutical Co. Ltd.	8,100	255,081
Nippon Electric Glass Co. Ltd.	14,000	214,777
Nippon Express Co. Ltd.	74,000	348,656
Nippon Sheet Glass Co. Ltd.	76,000	249,658
Nippon Steel Corp.	42,000	149,018
Nippon Television Network Corp.	6,790	1,017,813
Nomura Holdings, Inc.	9,900	68,434
NSK Ltd.	12,000	91,542
NTT DoCoMo, Inc.	411	639,465
Obayashi Corp.	57,000	254,699
ORIX Corp.	9,540	878,537
Osaka Securities Exchange Co. Ltd.	36	185,883
Rakuten, Inc.	793	615,455
ROHM Co. Ltd.	3,800	283,594
Samco, Inc.	2,000	48,653
Sega Sammy Holdings, Inc.	7,400	97,060
Shin-Etsu Chemical Co., Ltd.	11,200	645,665
Shinko Electric Industries Co.Ltd.	27,200	486,490
SMC Corp.	8,100	1,166,752
Sony Corp.	19,600	671,120
Stanley Electric Co. Ltd.	9,300	191,386
Sumitomo Corp.	9,500	114,404
Sumitomo Electric Industries Ltd.	34,900	429,501
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd. (a)	94,000	$ 617,986
Sumitomo Metal Mining Co. Ltd.	11,000	162,748
Sumitomo Mitsui Financial Group, Inc.	18,900	625,091
T&D Holdings, Inc.	24,900	650,483
Taiyo Yuden Co. Ltd.	13,000	201,172
TDK Corp.	15,700	1,004,864
Tokai Carbon Co. Ltd.	26,000	152,305
Toridoll Corp.	59	117,962
Toshiba Corp. (a)	36,000	207,535
Toyota Motor Corp.	18,400	710,976
Uni-Charm Corp.	2,100	204,344
West Japan Railway Co.	59	214,466
TOTAL JAPAN		30,014,229
Korea (South) - 0.1%
Kia Motors Corp.	14,000	341,553
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	17,052	663,657
Netherlands - 0.7%
Aegon NV (a)	87,600	612,744
ASML Holding NV (Netherlands)	20,200	662,871
James Hardie Industries NV unit (a)	63,615	445,889
Koninklijke KPN NV	32,921	493,969
Koninklijke Philips Electronics NV	28,229	948,012
QIAGEN NV (a)	9,100	207,935
TOTAL NETHERLANDS		3,371,420
Norway - 0.4%
Aker Solutions ASA	13,400	223,975
DnB NOR ASA (f)	41,200	487,673
Pronova BioPharma ASA (a)	16,900	54,001
Sevan Marine ASA (a)	70,000	101,351
Storebrand ASA (A Shares) (a)	86,000	646,896
Telenor ASA (a)	32,400	460,663
TOTAL NORWAY		1,974,559
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,235	255,198
Oil Search Ltd.	92,294	479,348
TOTAL PAPUA NEW GUINEA		734,546
Common Stocks - continued
	Shares	Value
Singapore - 0.5%
Avago Technologies Ltd.	55,100	$ 1,130,652
CapitaLand Ltd.	206,500	557,803
Keppel Corp. Ltd.	77,000	546,351
TOTAL SINGAPORE		2,234,806
South Africa - 0.1%
Clicks Group Ltd.	91,307	382,583
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	26,523	348,875
Banco Popular Espanol SA	52,700	373,188
Banco Santander SA (f)	120,008	1,518,485
Gestevision Telecinco SA	44,100	627,135
Inditex SA	6,336	392,199
Sol Melia SA	20,600	171,283
Telefonica SA sponsored ADR	22,000	1,491,160
TOTAL SPAIN		4,922,325
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	9,115	581,720
Modern Times Group MTG AB (B Shares)	8,200	499,407
Sandvik AB (f)	62,600	897,399
Skandinaviska Enskilda Banken AB (A Shares)	92,100	627,935
Swedbank AB (A Shares)	36,946	397,868
Telefonaktiebolaget LM Ericsson (B Shares)	25,595	295,433
TOTAL SWEDEN		3,299,762
Switzerland - 2.0%
ABB Ltd. (Reg.)	35,880	688,264
Clariant AG (Reg.) (a)	47,470	654,983
Compagnie Financiere Richemont SA Series A	5,651	208,441
Credit Suisse Group (Reg.)	16,304	748,352
Foster Wheeler AG (a)	12,000	359,760
Givaudan SA	380	330,682
Nestle SA	32,111	1,571,294
Novartis AG	26,313	1,341,624
Roche Holding AG (participation certificate)	6,370	1,005,801
Schindler Holding AG (participation certificate)	4,732	415,685
Sonova Holding AG Class B	4,406	546,208
The Swatch Group AG (Bearer)	1,100	322,275
UBS AG (a)	73,536	1,139,286
UBS AG (NY Shares) (a)	2,545	39,244
TOTAL SWITZERLAND		9,371,899
Common Stocks - continued
	Shares	Value
United Kingdom - 5.0%
Anglo American PLC (United Kingdom) (a)	32,755	$ 1,391,110
Barclays PLC	254,725	1,308,302
Barratt Developments PLC (a)	40,100	75,878
BG Group PLC	64,847	1,095,940
BP PLC	113,600	990,677
BP PLC sponsored ADR	7,500	391,125
British Airways PLC (a)	104,300	361,570
BT Group PLC	175,700	338,053
Burberry Group PLC	33,900	347,156
Carphone Warehouse Group PLC (a)	94,650	278,427
Centrica PLC	159,128	714,682
HSBC Holdings PLC sponsored ADR	46,522	2,367,505
Imperial Tobacco Group PLC	24,474	697,124
InterContinental Hotel Group PLC	22,229	391,864
Invensys PLC	100,400	516,994
ITV PLC (a)	496,700	509,467
Lloyds TSB Group PLC	688,700	688,949
Misys PLC (a)	105,400	375,260
Mothercare PLC	30,700	269,204
National Grid PLC	52,400	505,223
Prudential PLC	64,042	562,176
Reckitt Benckiser Group PLC	15,824	821,915
Rexam PLC	67,600	333,284
Rio Tinto PLC	18,898	961,154
Royal Dutch Shell PLC Class A (United Kingdom)	109,737	3,417,503
Salamander Energy PLC (a)	19,300	73,737
Schroders PLC	14,900	314,967
SSL International PLC	24,259	317,798
Standard Chartered PLC (United Kingdom)	20,854	556,197
TalkTalk Telecom Group PLC (a)	144,600	279,540
Taylor Wimpey PLC (a)	526,873	325,832
Tomkins PLC	111,700	422,517
Vedanta Resources PLC	7,200	275,193
Vodafone Group PLC sponsored ADR	10,200	226,440
Whitbread PLC	9,483	221,580
Wolseley PLC (a)	18,486	461,625
TOTAL UNITED KINGDOM		23,185,968
United States of America - 31.6%
Acuity Brands, Inc.	7,000	316,470
Advanced Micro Devices, Inc. (a)	12,000	108,720
AGA Medical Holdings, Inc.	13,000	209,040
Common Stocks - continued
	Shares	Value
United States of America - continued
Agilent Technologies, Inc. (a)	14,000	$ 507,640
Amazon.com, Inc. (a)	15,100	2,069,606
American Express Co.	141,300	6,516,756
Amphenol Corp. Class A	3,000	138,630
Anadarko Petroleum Corp.	5,500	341,880
Apple, Inc. (a)	24,600	6,423,552
Applied Micro Circuits Corp. (a)	52,000	586,560
Ardea Biosciences, Inc. (a)	11,600	294,640
Baker Hughes, Inc.	60,000	2,985,600
Bank of America Corp.	235,000	4,190,050
Berkshire Hathaway, Inc. Class B (a)	26,000	2,002,000
BioMarin Pharmaceutical, Inc. (a)	21,000	490,770
C.H. Robinson Worldwide, Inc.	9,000	542,700
Cardtronics, Inc. (a)	11,000	153,340
CareFusion Corp. (a)	34,000	937,720
Catalyst Health Solutions, Inc. (a)	17,000	719,270
Cerner Corp. (a)	6,000	509,460
Cisco Systems, Inc. (a)	94,200	2,535,864
Citrix Systems, Inc. (a)	64,000	3,008,000
City National Corp.	13,000	809,640
CME Group, Inc.	2,300	755,343
Cognizant Technology Solutions Corp. Class A (a)	21,100	1,079,898
Comerica, Inc.	155,000	6,510,000
Concur Technologies, Inc. (a)	2,000	83,820
Cree, Inc. (a)	10,000	732,100
CSX Corp.	49,000	2,746,450
Cummins, Inc.	90,000	6,500,700
D.R. Horton, Inc.	67,000	984,230
Deere & Co.	5,000	299,100
Delphi Financial Group, Inc. Class A	44,000	1,210,000
Dendreon Corp. (a)	24,000	1,301,280
Diamond Foods, Inc.	31,100	1,328,281
Dick's Sporting Goods, Inc. (a)	10,000	291,100
DigitalGlobe, Inc.	7,000	185,920
DineEquity, Inc. (a)	9,000	370,170
DSW, Inc. Class A (a)	22,000	664,400
Edwards Lifesciences Corp. (a)	18,000	1,855,440
EMC Corp. (a)	13,000	247,130
Estee Lauder Companies, Inc. Class A	36,000	2,373,120
ev3, Inc. (a)	31,600	604,508
Express Scripts, Inc. (a)	20,700	2,072,691
F5 Networks, Inc. (a)	7,000	479,010
Common Stocks - continued
	Shares	Value
United States of America - continued
Fiserv, Inc. (a)	3,000	$ 153,270
Fossil, Inc. (a)	2,000	77,800
Franklin Resources, Inc.	5,100	589,764
G-III Apparel Group Ltd. (a)	20,700	592,020
General Electric Co.	168,000	3,168,480
Genworth Financial, Inc. Class A (a)	11,000	181,720
Heartland Payment Systems, Inc.	16,000	294,080
Helix Energy Solutions Group, Inc. (a)	38,000	554,040
Hub Group, Inc. Class A (a)	9,000	288,090
Huntington Bancshares, Inc.	111,000	751,470
ImmunoGen, Inc. (a)	19,000	188,290
Informatica Corp. (a)	10,000	250,100
Intuitive Surgical, Inc. (a)	1,900	685,064
ION Geophysical Corp. (a)	63,000	378,630
iRobot Corp. (a)	47,600	960,568
J.B. Hunt Transport Services, Inc.	31,000	1,142,660
Jacobs Engineering Group, Inc. (a)	24,100	1,162,102
Johnson Controls, Inc.	38,027	1,277,327
Jos. A. Bank Clothiers, Inc. (a)	26,000	1,582,360
Lam Research Corp. (a)	4,000	162,200
Life Technologies Corp. (a)	53,000	2,899,630
Lowe's Companies, Inc.	13,000	352,560
Mako Surgical Corp. (a)	45,100	632,753
MetLife, Inc.	16,000	729,280
Micromet, Inc. (a)	25,000	190,500
Micrus Endovascular Corp. (a)	27,000	542,160
Moog, Inc. Class A (a)	5,000	185,850
Morgan Stanley	16,100	486,542
NetApp, Inc. (a)	13,000	450,710
News Corp. Class B (f)	64,000	1,138,560
Novellus Systems, Inc. (a)	13,000	340,600
O'Charleys, Inc. (a)	17,400	166,170
Occidental Petroleum Corp.	60,000	5,319,600
Oil States International, Inc. (a)	14,900	719,819
OpenTable, Inc.	11,000	427,460
Orthofix International NV (a)	9,000	307,710
Peabody Energy Corp.	75,000	3,504,000
Perrigo Co.	19,000	1,159,570
Phillips-Van Heusen Corp.	23,000	1,449,230
Plains Exploration & Production Co. (a)	6,700	196,377
PMC-Sierra, Inc. (a)	28,700	253,995
Polo Ralph Lauren Corp. Class A	14,000	1,258,600
Common Stocks - continued
	Shares	Value
United States of America - continued
Power Integrations, Inc.	5,000	$ 192,400
Precision Castparts Corp.	16,000	2,053,440
Pride International, Inc. (a)	4,100	124,353
Quanex Building Products Corp.	44,000	836,000
Raytheon Co. warrants 6/16/11 (a)	112	2,362
Red Hat, Inc. (a)	21,000	627,270
Regal-Beloit Corp.	18,000	1,138,860
Regions Financial Corp.	38,300	338,572
Salesforce.com, Inc. (a)	6,000	513,600
SanDisk Corp. (a)	8,100	323,109
Shoe Carnival, Inc. (a)	10,000	276,600
Skyworks Solutions, Inc. (a)	106,000	1,785,040
Southwest Airlines Co.	108,000	1,423,440
Southwest Bancorp, Inc., Oklahoma	1,700	24,922
Stanley Black & Decker, Inc.	20,000	1,243,000
Starbucks Corp.	18,000	467,640
Starwood Hotels & Resorts Worldwide, Inc.	12,000	654,120
Steelcase, Inc. Class A	59,000	484,390
Stoneridge, Inc. (a)	13,000	140,270
SVB Financial Group (a)	9,000	443,070
Symmetry Medical, Inc. (a)	13,000	150,280
Taleo Corp. Class A (a)	17,000	441,660
Targacept, Inc. (a)	5,000	119,000
Tempur-Pedic International, Inc. (a)	6,000	202,200
Teradyne, Inc. (a)	314,000	3,840,220
TETRA Technologies, Inc. (a)	17,000	208,930
The Walt Disney Co.	31,000	1,142,040
Thermo Fisher Scientific, Inc. (a)	14,000	773,920
TJX Companies, Inc.	47,000	2,177,980
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	6,000	202,500
Union Pacific Corp.	102,100	7,724,886
United Parcel Service, Inc. Class B	15,000	1,037,100
Universal Technical Institute, Inc. (a)	7,000	167,720
Varian Medical Systems, Inc. (a)	7,000	394,660
Viacom, Inc. Class B (non-vtg.) (a)	63,800	2,254,054
Virgin Media, Inc.	25,200	443,268
WebMD Health Corp. (a)	17,220	834,137
WMS Industries, Inc. (a)	45,000	2,250,900
Wright Medical Group, Inc. (a)	26,000	488,280
Wyndham Worldwide Corp.	76,953	2,063,110
Common Stocks - continued
	Shares	Value
United States of America - continued
Zions Bancorporation	12,000	$ 344,760
ZIOPHARM Oncology, Inc. (a)	89,000	526,880
TOTAL UNITED STATES OF AMERICA		147,105,253
TOTAL COMMON STOCKS (Cost $249,578,549)		290,130,286
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	47,900	901,199
Italy - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	20,300	198,078
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $785,715)		1,099,277
Nonconvertible Bonds - 14.1%
		Principal Amount (e)
Australia - 0.7%
Commonwealth Bank of Australia 5% 10/15/19 (Reg. S)		$ 120,000	122,616
Didon Tunisia Pty. Ltd. 3.757% 3/13/12 (g)(h)		100,000	85,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	340,387
Macquarie Bank Ltd. 1.004% 12/6/16 (h)	EUR	250,000	310,596
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	330,615
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	322,093
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	347,415
4.875% 11/19/19		600,000	609,323
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	541,381
TOTAL AUSTRALIA			3,009,426
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	339,269
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	229,480
TOTAL BELGIUM			568,749
Bermuda - 0.0%
Northern Offshore Ltd. 4.757% 6/14/10 (g)(h)		100,000	99,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Canada - 0.4%
British Columbia Province 4.65% 12/18/18	CAD	1,750,000	$ 1,788,127
Cayman Islands - 0.4%
Banco Bradesco SA 4.1% 3/23/15 (g)		400,000	395,520
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	224,582
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	470,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	416,731
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	218,595
TOTAL CAYMAN ISLANDS			1,726,144
France - 1.3%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	670,787
BNP Paribas SA 5.019% (h)	EUR	150,000	173,774
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	56,593
Compagnie de St. Gobain:
0.89% 4/11/12 (h)	EUR	175,000	229,931
6% 5/20/13	EUR	50,000	72,659
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	359,890
Credit Logement SA:
1.25% (h)	EUR	150,000	164,786
4.604% (h)	EUR	250,000	275,881
EDF SA:
4.625% 9/11/24	EUR	150,000	206,210
6.95% 1/26/39 (g)		250,000	294,722
Eutelsat SA 4.125% 3/27/17	EUR	400,000	528,329
Lafarge SA 8.75% 5/30/17	GBP	250,000	450,083
Natixis SA 0.894% 1/26/17 (h)	EUR	100,000	125,795
Safran SA 4% 11/26/14	EUR	550,000	754,644
Societe Generale 0.829% 6/7/17 (h)	EUR	100,000	128,468
Societe Generale SCF 4% 7/7/16	EUR	450,000	635,072
Veolia Environnement 6.125% 11/25/33	EUR	250,000	384,782
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	321,354
TOTAL FRANCE			5,833,760
Germany - 0.7%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	309,364
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	381,943
5.625% 11/29/17 (h)	EUR	100,000	134,980
Landesbank Berlin AG 5.875% 11/25/19	EUR	500,000	692,760
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Germany - continued
Merck Financial Services GmbH 3.375% 3/24/15	EUR	300,000	$ 408,490
SAP AG 3.5% 4/10/17	EUR	270,000	361,504
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	303,437
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	355,071
WestLB AG 3.5% 9/3/12	EUR	120,000	164,544
TOTAL GERMANY			3,112,093
India - 0.0%
Export-Import Bank of India 0.7506% 6/7/12 (h)	JPY	20,000,000	206,475
Ireland - 0.4%
Allied Irish Banks PLC 11.5% 3/29/22	GBP	119,000	199,347
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	338,985	399,201
Bank of Ireland 10% 2/12/20	EUR	250,000	366,190
Bank of Moscow 6.699% 3/11/15 (Reg. S) (Issued by BOM Capital PLC for Bank of Moscow)		300,000	305,250
Hypo Real Estate International Trust I 5.864% (d)(h)	EUR	250,000	133,160
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	412,984
TOTAL IRELAND			1,816,132
Italy - 0.4%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	346,061
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	472,336
6.375% 11/12/17 (h)	GBP	150,000	239,591
Unione di Banche Italiane SCpA 4% 12/16/19	EUR	650,000	877,352
TOTAL ITALY			1,935,340
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	256,595
ORIX Corp. 4.71% 4/27/15		300,000	299,588
TOTAL JAPAN			556,183
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	217,050
Hana Bank 4.5% 10/30/15 (Reg. S)		300,000	301,286
Kookmin Bank 5.875% 6/11/12		200,000	212,099
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,906
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	329,298
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	209,069
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Korea (South) - continued
Shinhan Bank 6% 6/29/12 (Reg. S)		$ 300,000	$ 319,293
Woori Bank 7.63% 4/14/15 (g)		250,000	277,990
TOTAL KOREA (SOUTH)			2,069,991
Luxembourg - 0.8%
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	376,429
Fiat Finance & Trade Ltd. 7.625% 9/15/14	EUR	75,000	104,664
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	252,733
6.58% 10/31/13	GBP	100,000	160,267
7.51% 7/31/13 (Reg S.)		200,000	217,080
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	338,283
7.125% 4/23/15	EUR	150,000	223,038
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	799,920
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	471,211
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	100,000
SES SA 4.625% 3/9/20	EUR	300,000	405,122
Telecom Italia Capital SA 7.175% 6/18/19		200,000	218,048
TOTAL LUXEMBOURG			3,666,795
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20 (g)		400,000	402,746
Netherlands - 0.7%
AI Finance BV 10.875% 7/15/12		100,000	75,403
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	467,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	359,747	286,577
EDP Finance BV 6% 2/2/18 (g)		350,000	350,798
Eureko BV 5.125% (h)	EUR	600,000	655,147
ING Bank NV 4.75% 5/27/19	EUR	200,000	288,379
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	346,341
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	429,297
Rabobank Nederland 0.77% 7/28/15 (h)	EUR	150,000	197,958
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	235,579
TOTAL NETHERLANDS			3,333,391
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	284,205
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Norway - continued
Kommunalbanken AS 5.125% 5/30/12		$ 1,900,000	$ 2,047,364
Telenor ASA 4.125% 3/26/20	EUR	150,000	204,031
TOTAL NORWAY			2,535,600
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	478,215
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	207,676
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	372,856
TOTAL RUSSIA			580,532
Singapore - 0.1%
Giti Tire Co. Ltd. 12.25% 1/26/12		250,000	258,890
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	548,490
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	164,084
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	336,070
TOTAL SPAIN			1,048,644
Sweden - 0.3%
Nordea Bank AB 0.4536% 6/9/16 (h)		400,000	388,970
Svenska Handelsbanken AB:
0.407% 3/15/16 (h)		200,000	196,006
3.75% 2/24/17	EUR	100,000	134,218
Swedbank AB 0.43% 5/18/17 (h)		500,000	466,125
TOTAL SWEDEN			1,185,319
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	509,037
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4.75% 9/15/14 (Reg. S)		300,000	300,000
6.5% 10/27/36		300,000	283,788
Emirates Bank International PJSC 4.8466% 4/30/12 (h)		229,000	223,848
TOTAL UNITED ARAB EMIRATES			807,636
United Kingdom - 2.9%
3i Group PLC:
0.854% 6/8/12 (h)	EUR	400,000	508,213
5.625% 3/17/17	EUR	150,000	201,709
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Anglo American Capital PLC 9.375% 4/8/14 (g)		$ 500,000	$ 606,607
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	550,000	694,633
Bank of Scotland 6.375% 8/16/19	GBP	400,000	579,262
Barclays Bank PLC:
0.4525% 3/23/17 (h)		550,000	518,524
0.4878% 6/27/16 (g)(h)		100,000	94,141
5.25% 5/27/14	EUR	300,000	433,176
6.75% 1/16/23 (h)	GBP	300,000	480,563
14% (h)	GBP	100,000	203,947
BAT International Finance PLC:
4.875% 2/24/21	EUR	100,000	139,752
8.125% 11/15/13		200,000	235,200
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	207,480
Broadgate PLC 1.4472% 10/5/25 (h)	GBP	29,750	35,500
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	417,461
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	417,640
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	254,939
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	353,502
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	232,494
8.375% 2/17/16	EUR	600,000	992,960
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	180,673
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	159,057
7.125% 12/1/37 (g)		200,000	206,674
National Express Group PLC 6.25% 1/13/17	GBP	150,000	242,450
Nationwide Building Society:
0.863% 12/22/16 (h)	EUR	150,000	176,118
3.375% 8/17/15 (h)	EUR	455,000	580,601
Northern Rock PLC 0.4053% 10/21/10 (h)		250,000	243,383
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	200,000	250,722
7.125% 10/19/16	GBP	200,000	332,890
Rexam PLC 4.375% 3/15/13	EUR	250,000	345,227
Royal Bank of Scotland PLC:
0.494% 4/11/16 (h)		250,000	213,685
5.75% 5/21/14	EUR	250,000	356,224
6.934% 4/9/18	EUR	300,000	421,408
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	318,512
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	366,264
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,324
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
UBS AG Jersey Branch:
0.4544% 4/18/16 (h)		$ 250,000	$ 240,675
0.811% 11/17/15 (h)	EUR	350,000	456,138
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	147,629
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	232,381
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	232,828
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	171,776
TOTAL UNITED KINGDOM			13,635,342
United States of America - 3.1%
Altria Group, Inc.:
8.5% 11/10/13		210,000	246,840
9.25% 8/6/19		400,000	494,113
Anadarko Petroleum Co. 6.2% 3/15/40		90,000	91,098
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	355,483
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	328,353
7.375% 5/15/14		115,000	129,530
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	200,000	216,065
Comcast Corp. 6.4% 3/1/40		300,000	311,882
ConocoPhillips 6% 1/15/20		350,000	397,929
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	324,628
Credit Suisse New York Branch 5% 5/15/13		400,000	430,427
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20 (g)		400,000	403,322
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	181,925
Dow Chemical Co. 8.55% 5/15/19		280,000	342,137
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	258,145
General Electric Capital Corp. 5.9% 5/13/14		160,000	177,146
General Electric Co. 5.25% 12/6/17		200,000	212,720
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	324,206
Goldman Sachs Group, Inc.:
4.75% 10/12/21	EUR	150,000	174,934
6% 5/1/14		150,000	161,359
6.15% 4/1/18		200,000	207,181
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	361,526
KeyBank NA:
0.785% 11/21/11 (h)	EUR	50,000	63,284
0.833% 2/9/12 (h)	EUR	510,000	632,882
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	257,455
Merck & Co., Inc. 5.85% 6/30/39		300,000	322,930
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	$ 357,635
6.15% 4/25/13		500,000	541,057
6.75% 5/21/13	EUR	150,000	219,321
Morgan Stanley 0.944% 7/20/12 (h)	EUR	430,000	554,163
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,368,353
Plains All American Pipeline LP 8.75% 5/1/19		100,000	124,336
PPL Energy Supply LLC 6.5% 5/1/18		160,000	175,525
Roche Holdings, Inc. 6% 3/1/19 (g)		150,000	168,196
SLM Corp. 0.85% 12/15/10 (h)	EUR	200,000	261,044
Southeast Supply Header LLC 4.85% 8/15/14 (g)		300,000	308,847
Sprint Capital Corp. 8.75% 3/15/32		325,000	325,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	236,092
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	282,712
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	602,678
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	764,931
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (g)		400,000	432,432
Xerox Corp. 8.25% 5/15/14		100,000	117,121
TOTAL UNITED STATES OF AMERICA			14,246,943
TOTAL NONCONVERTIBLE BONDS (Cost $63,356,900)			65,410,510
Government Obligations - 18.1%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	890,969
France - 0.2%
French Republic:
OAT 3.5% 4/25/20	EUR	100,000	135,425
3.75% 10/25/19	EUR	600,000	833,413
TOTAL FRANCE			968,838
Germany - 2.9%
German Federal Republic:
3.25% 1/4/20	EUR	4,300,000	5,862,156
4.75% 7/4/40	EUR	1,550,000	2,454,114
5.625% 1/4/28	EUR	2,960,000	4,973,864
TOTAL GERMANY			13,290,134
Government Obligations - continued
		Principal Amount (e)	Value
Greece - 1.0%
Greek Government:
5.25% 5/18/12	EUR	1,700,000	$ 1,964,071
5.5% 8/20/14	EUR	1,400,000	1,442,176
6.25% 6/19/20	EUR	1,250,000	1,315,052
TOTAL GREECE			4,721,299
Ireland - 0.2%
Irish Republic 5% 10/18/20	EUR	750,000	977,348
Japan - 10.4%
Japan Government:
0.6% 12/15/10	JPY	950,000,000	10,142,436
0.9% 6/20/13	JPY	110,000,000	1,195,561
1.1% 12/20/12	JPY	18,700,000	203,793
1.3% 3/20/15	JPY	1,040,000,000	11,522,478
1.3% 12/20/19	JPY	500,000,000	5,357,287
1.7% 9/20/17	JPY	201,000,000	2,270,033
1.9% 6/20/16	JPY	799,000,000	9,164,129
1.9% 3/20/29	JPY	208,000,000	2,175,311
2.2% 9/20/39	JPY	210,000,000	2,256,922
2.5% 9/20/36	JPY	350,000,000	4,011,455
TOTAL JAPAN			48,299,405
United Kingdom - 0.2%
UK Treasury GILT:
4.25% 6/7/32	GBP	110,000	164,161
8% 6/7/21	GBP	350,000	726,335
TOTAL UNITED KINGDOM			890,496
United States of America - 3.0%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,092
Freddie Mac 2.125% 9/21/12		650,000	660,859
U.S. Treasury Bonds:
3.5% 2/15/39		650,000	543,156
4.375% 11/15/39		480,000	468,150
U.S. Treasury Notes:
2.375% 2/28/15		3,700,000	3,702,331
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19		$ 210,000	$ 205,620
3.625% 2/15/20		8,100,000	8,075,951
TOTAL UNITED STATES OF AMERICA			13,973,159
TOTAL GOVERNMENT OBLIGATIONS (Cost $80,507,523)			84,011,648
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 0.881% 2/25/15 (h)	EUR	100,000	113,186
Leek Finance PLC Series 2005-15X Class BA, 0.9875% 3/21/37 (h)	GBP	100,000	151,798
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.322% 3/10/17 (h)	EUR	100,000	29,641
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	249,239	411,478
TS Co.mit One GmbH Series 1 Class C, 0.935% 6/29/13 (h)	EUR	78,654	67,031
VCL No. 11 Ltd. Class A, 1.504% 8/21/15 (h)	EUR	160,839	215,496
Volkswagen Car Lease Series 9 Class B, 0.584% 10/21/13 (h)	EUR	130,600	172,878
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5638% 10/25/45 (h)	GBP	70,098	26,810
TOTAL ASSET-BACKED SECURITIES (Cost $1,530,177)			1,188,318
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (h)	EUR	100,000	126,584
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.87% 4/12/56 (h)	EUR	86,463	80,009
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.585% 12/20/54 (h)	EUR	49,630	62,176
Series 2005-4 Class A5, 0.505% 12/20/54 (h)	EUR	127,222	159,632
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.064% 7/15/40 (h)	EUR	150,000	$ 192,853
Storm BV Series 2010-1 Class A2, 1.536% 3/22/52 (h)	EUR	500,000	662,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,353,666)			1,283,792
Commercial Mortgage Securities - 0.3%

France - 0.1%
FCC Proudreed Properties Class A, 0.893% 8/18/17 (h)	EUR	173,328	198,491
Paris Prime Community Real Estate Series 2006-1 Class B, 0.892% 4/22/14 (g)(h)	EUR	72,109	86,418
TOTAL FRANCE			284,909
Ireland - 0.0%
European Property Capital 4 PLC Class C, 0.8956% 7/20/14 (h)	GBP	41,701	39,234
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (h)	EUR	172,852	202,666
TOTAL IRELAND			241,900
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (h)	EUR	100,000	69,629
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.8628% 4/19/21 (h)	GBP	150,000	210,977
Class B, 0.9938% 4/19/21 (h)	GBP	100,000	132,140
Enterprise Inns PLC 6.5% 12/6/18	GBP	295,000	392,257
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	100,000	136,922
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (h)	GBP	97,363	122,884
TOTAL UNITED KINGDOM			995,180
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,824,081)			1,591,618
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		$ 200,000	$ 212,500
Preferred Securities - 0.0%

Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,425)	400,000	251,785
Equity Central Funds - 2.6%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,416,620)	63,400	12,110,034
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.21% (b)	4,547,815	4,547,815
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	6,429,529	6,429,529
TOTAL MONEY MARKET FUNDS (Cost $10,977,344)		10,977,344
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40,000)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,891,000)		468,307,112
NET OTHER ASSETS - (0.6)%		(2,992,490)
NET ASSETS - 100%		$ 465,314,622
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,069,812 or 1.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 7,180
Bank of America, NA	8,363
Barclays Capital, Inc.	4,460
Credit Agricole Sec Usa Inc	2,788
Credit Suisse Securities (USA) LLC	425
Deutsche Bank Securities, Inc.	5,576
Mizuho Securities USA, Inc.	2,788
RBC Capital Markets Corp.	4,182
RBS Securities, Inc.	1,171
Societe Generale, New York Branch	2,788
Wachovia Capital Markets LLC	279
$ 40,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,371
Fidelity Emerging Markets Equity Central Fund	38,040
Fidelity Securities Lending Cash Central Fund	10,935
Total	$ 61,346
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 7,816,834	$ 14,875,650	$ 12,110,034	3.3%
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 147,105,253	$ 147,105,253	$ -	$ -
Japan	30,014,229	9,291,262	20,722,967	-
United Kingdom	23,185,968	2,985,070	20,200,898	-
Canada	14,969,787	14,969,787	-	-
Australia	12,512,618	-	12,512,618	-
France	9,864,298	598,180	9,266,118	-
Switzerland	9,371,899	399,004	8,972,895	-
Germany	8,087,082	-	8,087,082	-
Spain	4,922,325	1,491,160	3,431,165	-
Other	31,196,104	4,810,321	26,385,783	-
Corporate Bonds	65,410,510	-	65,375,010	35,500
Government Obligations	84,011,648	-	84,011,648	-
Asset-Backed Securities	1,188,318	-	981,291	207,027
Collateralized Mortgage Obligations	1,283,792	-	1,283,792	-
Commercial Mortgage Securities	1,591,618	-	1,343,082	248,536
Supranational Obligations	212,500	-	212,500	-
Preferred Securities	251,785	-	251,785	-
Equity Central Funds	12,110,034	12,110,034	-	-
Money Market Funds	10,977,344	10,977,344	-	-
Cash Equivalents	40,000	-	40,000	-
Total Investments in Securities:	$ 468,307,112	$ 204,737,415	$ 263,078,634	$ 491,063
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(297,049)
Total Unrealized Gain (Loss)	362,905
Cost of Purchases	-
Proceeds of Sales	(5,716)
Amortization/Accretion	4,158
Transfers in to Level 3	257,419
Transfers out of Level 3	-
Ending Balance	$ 491,063
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 69,268

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	23.6%
BBB	5.2%
BB	0.6%
B	0.0%*
CCC,CC,C	0.2%
Not Rated	0.5%
Equities	65.1%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,142,574 and repurchase agreements of $40,000) - See accompanying schedule: Unaffiliated issuers (cost $399,497,036)	$ 445,219,734
Fidelity Central Funds (cost $17,393,964)	23,087,378
Total Investments (cost $416,891,000)		$ 468,307,112
Cash		615,124
Foreign currency held at value (cost $876)		926
Receivable for investments sold		14,214,160
Receivable for fund shares sold		826,420
Dividends receivable		585,826
Interest receivable		2,032,475
Distributions receivable from Fidelity Central Funds		5,744
Prepaid expenses		457
Other receivables		38,303
Total assets		486,626,547

Liabilities
Payable for investments purchased	$ 12,989,966
Payable for fund shares redeemed	1,333,255
Accrued management fee	276,850
Distribution fees payable	7,196
Other affiliated payables	137,577
Other payables and accrued expenses	137,552
Collateral on securities loaned, at value	6,429,529
Total liabilities		21,311,925

Net Assets		$ 465,314,622
Net Assets consist of:
Paid in capital		$ 470,524,629
Undistributed net investment income		2,184,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,716,867)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,322,186
Net Assets		$ 465,314,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,907,566 ÷ 382,252 shares)	$ 20.69

Maximum offering price per share (100/94.25 of $20.69)	$ 21.95
Class T: Net Asset Value and redemption price per share ($4,188,393÷ 202,931 shares)	$ 20.64

Maximum offering price per share (100/96.50 of $20.64)	$ 21.39
Class B: Net Asset Value and offering price per share ($1,548,319 ÷ 75,252 shares)A	$ 20.58

Class C: Net Asset Value and offering price per share ($3,613,009 ÷ 175,879 shares)A	$ 20.54

Global Balanced: Net Asset Value, offering price and redemption price per share ($447,820,531 ÷ 21,572,433 shares)	$ 20.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($236,804 ÷ 11,407 shares)	$ 20.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,310,177
Interest		2,828,498
Income from Fidelity Central Funds		61,346
		5,200,021
Less foreign taxes withheld		(136,162)
Total income		5,063,859

Expenses
Management fee	$ 1,614,148
Transfer agent fees	553,253
Distribution fees	28,769
Accounting and security lending fees	118,135
Custodian fees and expenses	193,644
Independent trustees' compensation	761
Registration fees	85,420
Audit	38,642
Legal	1,534
Miscellaneous	7,131
Total expenses before reductions	2,641,437
Expense reductions	(101,276)	2,540,161
Net investment income (loss)		2,523,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,052,053
Fidelity Central Funds	2,783,387
Foreign currency transactions	(131,073)
Total net realized gain (loss)		14,704,367
Change in net unrealized appreciation (depreciation) on: Investment securities	14,551,712
Assets and liabilities in foreign currencies	(142,386)
Total change in net unrealized appreciation (depreciation)		14,409,326
Net gain (loss)		29,113,693
Net increase (decrease) in net assets resulting from operations		$ 31,637,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,523,698	$ 5,756,545
Net realized gain (loss)	14,704,367	(25,649,588)
Change in net unrealized appreciation (depreciation)	14,409,326	84,635,165
Net increase (decrease) in net assets resulting from operations	31,637,391	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	15,266,495	26,258,176
Redemption fees	8,374	16,684
Total increase (decrease) in net assets	40,181,461	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $2,184,674 and undistributed net investment income of $4,730,308, respectively)	$ 465,314,622	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.12
Net realized and unrealized gain (loss)	1.33	4.39
Total from investment operations	1.41	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.69	$ 19.59
Total Return B, C, D	7.23%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.47% A
Expenses net of all reductions	1.44% A	1.46% A
Net investment income (loss)	.78% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,908	$ 2,912
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.11
Net realized and unrealized gain (loss)	1.32	4.37
Total from investment operations	1.38	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.64	$ 19.56
Total Return B, C, D	7.09%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.69% A
Expenses net of fee waivers, if any	1.65% A	1.69% A
Expenses net of all reductions	1.63% A	1.68% A
Net investment income (loss)	.60% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,188	$ 981
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.33	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.58	$ 19.48
Total Return B, C, D	6.87%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.21% A
Expenses net of fee waivers, if any	2.21% A	2.21% A
Expenses net of all reductions	2.18% A	2.20% A
Net investment income (loss)	.04% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,548	$ 526
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	1.31	4.36
Total from investment operations	1.32	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.54	$ 19.49
Total Return B, C, D	6.81%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.16% A	2.20% A
Expenses net of fee waivers, if any	2.16% A	2.20% A
Expenses net of all reductions	2.14% A	2.19% A
Net investment income (loss)	.08% A	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,613	$ 827
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) D	.11	.28	.40	.35	.28	.17 G
Net realized and unrealized gain (loss)	1.33	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	1.44	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.30) J	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.76	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return B, C	7.40%	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.12% A	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.10% A	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.12% A	1.61%	1.88%	1.55%	1.27%	.80% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 447,821	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate F	162% A	252%	264%	169%	208%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.21
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.44	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 20.76	$ 19.64
Total Return B, C	7.39%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.12% A
Expenses net of all reductions	1.10% A	1.10% A
Net investment income (loss)	1.13% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237	$ 140
Portfolio turnover rate F	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Delayed Delivery & When Issued Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,991,629
Gross unrealized depreciation	(10,926,336)
Net unrealized appreciation (depreciation)	$ 50,065,293

Tax cost	$ 418,241,819

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $361,854,759 and $336,356,299, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,391	$ 2,173
Class T	.25%	.25%	6,214	264
Class B	.75%	.25%	4,843	3,794
Class C	.75%	.25%	11,321	9,514
			$ 28,769	$ 15,745

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,132
Class T	2,715
$ 15,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 8,096.31
Class T	3,150.25
Class B	1,520.31
Class C	2,994.26
Global Balanced	537,276.24
Institutional Class	217.22
	$ 553,253

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,122 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $901 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,935.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,624 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	252,504	153,196	$ 5,078,578	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(21,160)	(4,547)	(430,954)	(85,646)
Net increase (decrease)	233,603	148,649	$ 4,693,311	$ 2,810,438
Class T
Shares sold	173,802	54,070	$ 3,520,827	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(22,312)	(3,896)	(451,288)	(69,740)
Net increase (decrease)	152,757	50,174	$ 3,095,119	$ 915,061
Class B
Shares sold	56,236	27,777	$ 1,137,791	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(8,307)	(792)	(169,696)	(15,439)
Net increase (decrease)	48,267	26,985	$ 974,915	$ 477,081
Class C
Shares sold	155,812	42,502	$ 3,144,080	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(23,164)	(52)	(465,029)	(992)
Net increase (decrease)	133,429	42,450	$ 2,694,771	$ 794,410
Global Balanced
Shares sold	3,769,570	9,057,083	$ 76,370,429	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(3,903,968)	(8,714,065)	(78,963,997)	(146,302,628)
Net increase (decrease)	177,389	1,016,145	$ 3,723,229	$ 21,151,586

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	5,831	7,124	$ 117,465	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(1,681)	-	(35,012)	-
Net increase (decrease)	4,283	7,124	$ 85,150	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GBL-USAN-0610
1.848652.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.47%
Actual		$ 1,000.00	$ 1,072.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class T	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.21%
Actual		$ 1,000.00	$ 1,068.70	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.16%
Actual		$ 1,000.00	$ 1,068.10	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Global Balanced	1.12%
Actual		$ 1,000.00	$ 1,074.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,073.90	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	65.1	60.7
Bonds	33.1	34.0
Convertible Securities	0.0	0.3
Other Investments	0.0	0.3
Short-Term Investments and Net Other Assets	1.8	4.7
Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.7	1.2
American Express Co. (United States of America)	1.4	0.8
Comerica, Inc. (United States of America)	1.4	0.3
Cummins, Inc. (United States of America)	1.4	0.2
Apple, Inc. (United States of America)	1.4	1.0
	7.3
Top Five Bond Issuers as of April 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.2	7.9
German Federal Republic	2.9	3.7
U.S. Treasury Obligations	2.8	1.1
Greek Government	1.0	1.4
Kommunalbanken AS	0.4	0.5
	15.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	24.7
Industrials	12.1	7.7
Consumer Discretionary	10.3	7.9
Information Technology	9.9	9.2
Health Care	6.5	4.9
Energy	6.4	7.3
Materials	4.7	6.3
Consumer Staples	3.6	4.4
Telecommunication Services	1.8	2.9
Utilities	1.6	1.1

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value
Australia - 2.7%
AMP Ltd.	174,513	$ 1,001,208
BHP Billiton Ltd.	48,734	1,781,050
Coca-Cola Amatil Ltd.	76,870	793,360
Commonwealth Bank of Australia	29,494	1,577,635
Computershare Ltd.	87,634	951,420
Fosters Group Ltd.	68,416	342,753
Harvey Norman Holdings Ltd.	141,590	441,938
Macquarie Group Ltd.	16,113	734,554
National Australia Bank Ltd.	47,442	1,211,762
QBE Insurance Group Ltd.	43,941	851,102
Ramsay Health Care Ltd.	40,857	510,002
Rio Tinto Ltd.	10,620	693,725
Wesfarmers Ltd.	30,190	809,094
Woolworths Ltd.	32,555	813,015
TOTAL AUSTRALIA		12,512,618
Austria - 0.0%
Zumtobel AG (a)	9,300	200,564
Bailiwick of Jersey - 0.2%
Experian PLC	57,000	526,886
Heritage Oil PLC (a)	21,500	149,651
Shire PLC	13,957	307,407
TOTAL BAILIWICK OF JERSEY		983,944
Belgium - 0.5%
Ageas	117,700	361,578
Anheuser-Busch InBev SA NV (f)	19,865	963,790
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	61
Gimv NV	1,900	102,986
Umicore SA (f)	22,488	822,377
TOTAL BELGIUM		2,250,792
Bermuda - 0.5%
Central European Media Enterprises Ltd. Class A (a)	8,100	275,400
Li & Fung Ltd.	132,000	636,361
Marvell Technology Group Ltd. (a)	48,000	991,200
Noble Group Ltd.	134,000	290,631
TOTAL BERMUDA		2,193,592
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Origin Agritech Ltd. (a)	13,000	$ 113,880
Playtech Ltd.	10,606	80,654
TOTAL BRITISH VIRGIN ISLANDS		194,534
Canada - 3.2%
Agnico-Eagle Mines Ltd. (Canada)	1,500	95,104
Agrium, Inc.	1,500	93,613
ARC Energy Trust unit	1,000	21,541
Astral Media, Inc. Class A (non-vtg.)	1,300	45,158
Bank of Montreal	5,500	341,463
Bank of Nova Scotia	8,500	433,114
Barrick Gold Corp.	4,700	204,891
Baytex Energy Trust	4,800	161,779
BCE, Inc.	7,200	216,241
Bombardier, Inc. Class B (sub. vtg.)	18,000	93,879
Brookfield Properties Corp.	6,800	109,408
Cameco Corp.	3,000	73,922
Canadian Imperial Bank of Commerce	3,200	234,788
Canadian National Railway Co.	19,100	1,142,579
Canadian Natural Resources Ltd.	3,100	238,647
Canadian Oil Sands Trust	3,500	105,909
Celestica, Inc. (sub. vtg.) (a)	14,600	143,960
Cenovus Energy, Inc.	6,700	196,939
CGI Group, Inc. Class A (sub. vtg.) (a)	23,900	353,726
CI Financial Corp.	2,600	54,369
Contrans Group, Inc. Class A	77,400	761,661
Crescent Point Energy Corp.	3,300	139,995
Dollarama, Inc.	9,800	240,901
Dollarama, Inc. (g)	11,200	275,316
Eldorado Gold Corp. (a)	3,800	58,335
Enbridge, Inc.	6,600	320,388
Gildan Activewear, Inc. (a)	11,500	333,615
Goldcorp, Inc.	10,000	432,100
Grande Cache Coal Corp. (a)	41,500	272,801
Husky Energy, Inc.	3,000	84,757
IAMGOLD Corp.	3,500	62,616
IESI-BFC Ltd.	8,100	158,939
IGM Financial, Inc.	2,300	95,445
Imperial Oil Ltd.	3,400	142,698
Intact Financial Corp.	1,100	47,628
Keyera Facilities Income Fund	2,423	64,974
Kinross Gold Corp.	8,400	160,362
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.) (a)	1,900	$ 124,897
Metro, Inc. Class A (sub. vtg.)	4,100	181,155
Niko Resources Ltd.	1,700	186,277
Open Text Corp. (a)	3,100	131,266
Osisko Mining Corp. (a)	6,000	63,472
PetroBakken Energy Ltd. Class A (f)	10,917	296,398
Petrobank Energy & Resources Ltd. (a)	9,000	453,720
Potash Corp. of Saskatchewan, Inc.	2,600	287,146
Power Corp. of Canada (sub. vtg.)	4,700	130,335
Power Financial Corp.	1,500	45,463
Progress Energy Resources Corp.	3,800	45,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	167,150
Red Back Mining, Inc. (a)	5,800	152,277
Research In Motion Ltd. (a)	4,800	341,712
Rogers Communications, Inc. Class B (non-vtg.)	7,850	279,717
RONA, Inc. (a)	2,200	37,562
Royal Bank of Canada	16,900	1,024,278
SNC-Lavalin Group, Inc.	1,400	69,490
Suncor Energy, Inc.	12,172	416,234
SXC Health Solutions Corp. (a)	7,800	542,131
Talisman Energy, Inc.	13,200	224,590
Teck Resources Ltd. Class B (sub. vtg.)	10,700	420,335
Tim Hortons, Inc.	4,500	148,455
Toronto-Dominion Bank	12,100	898,986
TransCanada Corp.	6,300	222,192
Yamana Gold, Inc.	6,000	65,479
TOTAL CANADA		14,969,787
Cayman Islands - 0.2%
Hengdeli Holdings Ltd.	924,000	385,289
Herbalife Ltd.	5,000	241,250
The United Laboratories International Holdings Ltd.	80,000	91,916
TOTAL CAYMAN ISLANDS		718,455
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	1,100	758,230
BYD Co. Ltd. (H Shares) (a)	58,000	514,979
Focus Media Holding Ltd. ADR (a)	11,600	194,648
Home Inns & Hotels Management, Inc. sponsored ADR (a)	6,700	233,495
Tencent Holdings Ltd.	79,500	1,644,060
TOTAL CHINA		3,345,412
Common Stocks - continued
	Shares	Value
Denmark - 0.5%
Carlsberg AS Series B	5,500	$ 444,542
FLSmidth & Co. A/S	6,100	459,659
Novo Nordisk AS Series B	14,858	1,222,572
TOTAL DENMARK		2,126,773
Finland - 0.2%
Fortum Corp. (f)	12,500	323,027
Outotec OYJ	7,600	284,060
UPM-Kymmene Corp.	20,100	288,485
TOTAL FINLAND		895,572
France - 2.1%
Atos Origin SA (a)	8,942	453,162
AXA SA (f)	37,947	759,191
BNP Paribas SA	14,687	1,008,907
Cap Gemini SA	5,300	266,986
Essilor International SA	8,188	499,196
Groupe Eurotunnel SA	11,600	105,939
Iliad Group SA	3,741	374,087
PPR SA	4,000	537,659
Publicis Groupe SA	4,700	207,398
Remy Cointreau SA	4,800	259,603
Safran SA	17,900	454,852
Sanofi-Aventis	27,223	1,857,322
Schneider Electric SA (f)	8,992	1,020,963
Societe Generale Series A	13,301	710,343
Technip SA	5,200	415,844
Total SA sponsored ADR	11,000	598,180
Vallourec SA	1,680	334,666
TOTAL FRANCE		9,864,298
Germany - 1.5%
Bayerische Motoren Werke AG (BMW)	9,668	475,618
Deutsche Bank AG	11,900	817,292
Deutsche Boerse AG	8,898	690,148
Deutsche Lufthansa AG	14,700	244,432
HeidelbergCement AG	11,130	689,625
Infineon Technologies AG (a)	99,500	696,500
Linde AG	4,724	564,251
MAN SE	8,444	796,460
Rheinmetall AG	6,700	467,114
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	16,886	$ 801,241
Siemens AG	9,660	943,202
TOTAL GERMANY		7,185,883
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	13,900	376,946
EFG Eurobank Ergasias SA	23,100	185,715
TOTAL GREECE		562,661
Hong Kong - 0.4%
China Overseas Land & Investment Ltd.	170,000	330,095
Esprit Holdings Ltd.	39,600	283,662
Hang Seng Bank Ltd.	64,900	884,510
Swire Pacific Ltd. (A Shares)	44,000	510,175
TOTAL HONG KONG		2,008,442
Ireland - 0.2%
CRH PLC	26,447	756,389
Ingersoll-Rand Co. Ltd.	7,600	281,048
TOTAL IRELAND		1,037,437
Italy - 0.3%
Mediaset SpA	72,400	573,391
Prysmian SpA	13,100	235,907
Saipem SpA	17,878	667,664
TOTAL ITALY		1,476,962
Japan - 6.5%
All Nippon Airways Co. Ltd.	55,000	174,479
Alps Electric Co. Ltd. (a)	17,600	128,078
Asahi Glass Co. Ltd.	42,000	496,325
Canon, Inc.	15,800	722,783
Chuo Mitsui Trust Holdings, Inc.	219,000	835,631
Citizen Holdings Co. Ltd.	35,000	243,104
CyberAgent, Inc. (f)	28	48,887
Daicel Chemical Industries Ltd.	52,000	336,037
Dainippon Screen Manufacturing Co. Ltd. (a)	25,000	142,393
Daiwa House Industry Co. Ltd.	99,000	1,065,269
Denso Corp.	18,400	536,999
Fujifilm Holdings Corp.	19,300	661,475
Fujitsu Ltd.	56,000	393,811
Haseko Corp. (a)	237,500	250,319
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	7,100	$ 102,422
Honda Motor Co. Ltd.	29,200	988,109
Japan Tobacco, Inc.	113	391,616
JSR Corp.	22,900	467,606
JX Holdings, Inc. (a)	100,580	561,098
Kakaku.com, Inc.	34	128,500
Kobayashi Pharmaceutical Co. Ltd.	4,100	165,432
Konami Corp.	7,600	147,456
Kuraray Co. Ltd.	70,000	916,421
Lawson, Inc.	6,400	283,445
Marui Group Co. Ltd.	48,200	381,055
Matsumotokiyoshi Holdings Co. Ltd.	16,000	359,757
Mitsubishi Electric Corp.	51,000	454,561
Mitsubishi UFJ Financial Group, Inc.	285,500	1,487,830
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,340	129,966
Mitsui & Co. Ltd.	64,600	970,931
Mitsui Chemicals, Inc.	202,000	663,547
MS&AD Insurance Group Holdings, Inc. (a)	29,700	853,699
NHK Spring Co. Ltd.	57,000	551,613
Nichi-iko Pharmaceutical Co. Ltd.	8,100	255,081
Nippon Electric Glass Co. Ltd.	14,000	214,777
Nippon Express Co. Ltd.	74,000	348,656
Nippon Sheet Glass Co. Ltd.	76,000	249,658
Nippon Steel Corp.	42,000	149,018
Nippon Television Network Corp.	6,790	1,017,813
Nomura Holdings, Inc.	9,900	68,434
NSK Ltd.	12,000	91,542
NTT DoCoMo, Inc.	411	639,465
Obayashi Corp.	57,000	254,699
ORIX Corp.	9,540	878,537
Osaka Securities Exchange Co. Ltd.	36	185,883
Rakuten, Inc.	793	615,455
ROHM Co. Ltd.	3,800	283,594
Samco, Inc.	2,000	48,653
Sega Sammy Holdings, Inc.	7,400	97,060
Shin-Etsu Chemical Co., Ltd.	11,200	645,665
Shinko Electric Industries Co.Ltd.	27,200	486,490
SMC Corp.	8,100	1,166,752
Sony Corp.	19,600	671,120
Stanley Electric Co. Ltd.	9,300	191,386
Sumitomo Corp.	9,500	114,404
Sumitomo Electric Industries Ltd.	34,900	429,501
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd. (a)	94,000	$ 617,986
Sumitomo Metal Mining Co. Ltd.	11,000	162,748
Sumitomo Mitsui Financial Group, Inc.	18,900	625,091
T&D Holdings, Inc.	24,900	650,483
Taiyo Yuden Co. Ltd.	13,000	201,172
TDK Corp.	15,700	1,004,864
Tokai Carbon Co. Ltd.	26,000	152,305
Toridoll Corp.	59	117,962
Toshiba Corp. (a)	36,000	207,535
Toyota Motor Corp.	18,400	710,976
Uni-Charm Corp.	2,100	204,344
West Japan Railway Co.	59	214,466
TOTAL JAPAN		30,014,229
Korea (South) - 0.1%
Kia Motors Corp.	14,000	341,553
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	17,052	663,657
Netherlands - 0.7%
Aegon NV (a)	87,600	612,744
ASML Holding NV (Netherlands)	20,200	662,871
James Hardie Industries NV unit (a)	63,615	445,889
Koninklijke KPN NV	32,921	493,969
Koninklijke Philips Electronics NV	28,229	948,012
QIAGEN NV (a)	9,100	207,935
TOTAL NETHERLANDS		3,371,420
Norway - 0.4%
Aker Solutions ASA	13,400	223,975
DnB NOR ASA (f)	41,200	487,673
Pronova BioPharma ASA (a)	16,900	54,001
Sevan Marine ASA (a)	70,000	101,351
Storebrand ASA (A Shares) (a)	86,000	646,896
Telenor ASA (a)	32,400	460,663
TOTAL NORWAY		1,974,559
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,235	255,198
Oil Search Ltd.	92,294	479,348
TOTAL PAPUA NEW GUINEA		734,546
Common Stocks - continued
	Shares	Value
Singapore - 0.5%
Avago Technologies Ltd.	55,100	$ 1,130,652
CapitaLand Ltd.	206,500	557,803
Keppel Corp. Ltd.	77,000	546,351
TOTAL SINGAPORE		2,234,806
South Africa - 0.1%
Clicks Group Ltd.	91,307	382,583
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	26,523	348,875
Banco Popular Espanol SA	52,700	373,188
Banco Santander SA (f)	120,008	1,518,485
Gestevision Telecinco SA	44,100	627,135
Inditex SA	6,336	392,199
Sol Melia SA	20,600	171,283
Telefonica SA sponsored ADR	22,000	1,491,160
TOTAL SPAIN		4,922,325
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	9,115	581,720
Modern Times Group MTG AB (B Shares)	8,200	499,407
Sandvik AB (f)	62,600	897,399
Skandinaviska Enskilda Banken AB (A Shares)	92,100	627,935
Swedbank AB (A Shares)	36,946	397,868
Telefonaktiebolaget LM Ericsson (B Shares)	25,595	295,433
TOTAL SWEDEN		3,299,762
Switzerland - 2.0%
ABB Ltd. (Reg.)	35,880	688,264
Clariant AG (Reg.) (a)	47,470	654,983
Compagnie Financiere Richemont SA Series A	5,651	208,441
Credit Suisse Group (Reg.)	16,304	748,352
Foster Wheeler AG (a)	12,000	359,760
Givaudan SA	380	330,682
Nestle SA	32,111	1,571,294
Novartis AG	26,313	1,341,624
Roche Holding AG (participation certificate)	6,370	1,005,801
Schindler Holding AG (participation certificate)	4,732	415,685
Sonova Holding AG Class B	4,406	546,208
The Swatch Group AG (Bearer)	1,100	322,275
UBS AG (a)	73,536	1,139,286
UBS AG (NY Shares) (a)	2,545	39,244
TOTAL SWITZERLAND		9,371,899
Common Stocks - continued
	Shares	Value
United Kingdom - 5.0%
Anglo American PLC (United Kingdom) (a)	32,755	$ 1,391,110
Barclays PLC	254,725	1,308,302
Barratt Developments PLC (a)	40,100	75,878
BG Group PLC	64,847	1,095,940
BP PLC	113,600	990,677
BP PLC sponsored ADR	7,500	391,125
British Airways PLC (a)	104,300	361,570
BT Group PLC	175,700	338,053
Burberry Group PLC	33,900	347,156
Carphone Warehouse Group PLC (a)	94,650	278,427
Centrica PLC	159,128	714,682
HSBC Holdings PLC sponsored ADR	46,522	2,367,505
Imperial Tobacco Group PLC	24,474	697,124
InterContinental Hotel Group PLC	22,229	391,864
Invensys PLC	100,400	516,994
ITV PLC (a)	496,700	509,467
Lloyds TSB Group PLC	688,700	688,949
Misys PLC (a)	105,400	375,260
Mothercare PLC	30,700	269,204
National Grid PLC	52,400	505,223
Prudential PLC	64,042	562,176
Reckitt Benckiser Group PLC	15,824	821,915
Rexam PLC	67,600	333,284
Rio Tinto PLC	18,898	961,154
Royal Dutch Shell PLC Class A (United Kingdom)	109,737	3,417,503
Salamander Energy PLC (a)	19,300	73,737
Schroders PLC	14,900	314,967
SSL International PLC	24,259	317,798
Standard Chartered PLC (United Kingdom)	20,854	556,197
TalkTalk Telecom Group PLC (a)	144,600	279,540
Taylor Wimpey PLC (a)	526,873	325,832
Tomkins PLC	111,700	422,517
Vedanta Resources PLC	7,200	275,193
Vodafone Group PLC sponsored ADR	10,200	226,440
Whitbread PLC	9,483	221,580
Wolseley PLC (a)	18,486	461,625
TOTAL UNITED KINGDOM		23,185,968
United States of America - 31.6%
Acuity Brands, Inc.	7,000	316,470
Advanced Micro Devices, Inc. (a)	12,000	108,720
AGA Medical Holdings, Inc.	13,000	209,040
Common Stocks - continued
	Shares	Value
United States of America - continued
Agilent Technologies, Inc. (a)	14,000	$ 507,640
Amazon.com, Inc. (a)	15,100	2,069,606
American Express Co.	141,300	6,516,756
Amphenol Corp. Class A	3,000	138,630
Anadarko Petroleum Corp.	5,500	341,880
Apple, Inc. (a)	24,600	6,423,552
Applied Micro Circuits Corp. (a)	52,000	586,560
Ardea Biosciences, Inc. (a)	11,600	294,640
Baker Hughes, Inc.	60,000	2,985,600
Bank of America Corp.	235,000	4,190,050
Berkshire Hathaway, Inc. Class B (a)	26,000	2,002,000
BioMarin Pharmaceutical, Inc. (a)	21,000	490,770
C.H. Robinson Worldwide, Inc.	9,000	542,700
Cardtronics, Inc. (a)	11,000	153,340
CareFusion Corp. (a)	34,000	937,720
Catalyst Health Solutions, Inc. (a)	17,000	719,270
Cerner Corp. (a)	6,000	509,460
Cisco Systems, Inc. (a)	94,200	2,535,864
Citrix Systems, Inc. (a)	64,000	3,008,000
City National Corp.	13,000	809,640
CME Group, Inc.	2,300	755,343
Cognizant Technology Solutions Corp. Class A (a)	21,100	1,079,898
Comerica, Inc.	155,000	6,510,000
Concur Technologies, Inc. (a)	2,000	83,820
Cree, Inc. (a)	10,000	732,100
CSX Corp.	49,000	2,746,450
Cummins, Inc.	90,000	6,500,700
D.R. Horton, Inc.	67,000	984,230
Deere & Co.	5,000	299,100
Delphi Financial Group, Inc. Class A	44,000	1,210,000
Dendreon Corp. (a)	24,000	1,301,280
Diamond Foods, Inc.	31,100	1,328,281
Dick's Sporting Goods, Inc. (a)	10,000	291,100
DigitalGlobe, Inc.	7,000	185,920
DineEquity, Inc. (a)	9,000	370,170
DSW, Inc. Class A (a)	22,000	664,400
Edwards Lifesciences Corp. (a)	18,000	1,855,440
EMC Corp. (a)	13,000	247,130
Estee Lauder Companies, Inc. Class A	36,000	2,373,120
ev3, Inc. (a)	31,600	604,508
Express Scripts, Inc. (a)	20,700	2,072,691
F5 Networks, Inc. (a)	7,000	479,010
Common Stocks - continued
	Shares	Value
United States of America - continued
Fiserv, Inc. (a)	3,000	$ 153,270
Fossil, Inc. (a)	2,000	77,800
Franklin Resources, Inc.	5,100	589,764
G-III Apparel Group Ltd. (a)	20,700	592,020
General Electric Co.	168,000	3,168,480
Genworth Financial, Inc. Class A (a)	11,000	181,720
Heartland Payment Systems, Inc.	16,000	294,080
Helix Energy Solutions Group, Inc. (a)	38,000	554,040
Hub Group, Inc. Class A (a)	9,000	288,090
Huntington Bancshares, Inc.	111,000	751,470
ImmunoGen, Inc. (a)	19,000	188,290
Informatica Corp. (a)	10,000	250,100
Intuitive Surgical, Inc. (a)	1,900	685,064
ION Geophysical Corp. (a)	63,000	378,630
iRobot Corp. (a)	47,600	960,568
J.B. Hunt Transport Services, Inc.	31,000	1,142,660
Jacobs Engineering Group, Inc. (a)	24,100	1,162,102
Johnson Controls, Inc.	38,027	1,277,327
Jos. A. Bank Clothiers, Inc. (a)	26,000	1,582,360
Lam Research Corp. (a)	4,000	162,200
Life Technologies Corp. (a)	53,000	2,899,630
Lowe's Companies, Inc.	13,000	352,560
Mako Surgical Corp. (a)	45,100	632,753
MetLife, Inc.	16,000	729,280
Micromet, Inc. (a)	25,000	190,500
Micrus Endovascular Corp. (a)	27,000	542,160
Moog, Inc. Class A (a)	5,000	185,850
Morgan Stanley	16,100	486,542
NetApp, Inc. (a)	13,000	450,710
News Corp. Class B (f)	64,000	1,138,560
Novellus Systems, Inc. (a)	13,000	340,600
O'Charleys, Inc. (a)	17,400	166,170
Occidental Petroleum Corp.	60,000	5,319,600
Oil States International, Inc. (a)	14,900	719,819
OpenTable, Inc.	11,000	427,460
Orthofix International NV (a)	9,000	307,710
Peabody Energy Corp.	75,000	3,504,000
Perrigo Co.	19,000	1,159,570
Phillips-Van Heusen Corp.	23,000	1,449,230
Plains Exploration & Production Co. (a)	6,700	196,377
PMC-Sierra, Inc. (a)	28,700	253,995
Polo Ralph Lauren Corp. Class A	14,000	1,258,600
Common Stocks - continued
	Shares	Value
United States of America - continued
Power Integrations, Inc.	5,000	$ 192,400
Precision Castparts Corp.	16,000	2,053,440
Pride International, Inc. (a)	4,100	124,353
Quanex Building Products Corp.	44,000	836,000
Raytheon Co. warrants 6/16/11 (a)	112	2,362
Red Hat, Inc. (a)	21,000	627,270
Regal-Beloit Corp.	18,000	1,138,860
Regions Financial Corp.	38,300	338,572
Salesforce.com, Inc. (a)	6,000	513,600
SanDisk Corp. (a)	8,100	323,109
Shoe Carnival, Inc. (a)	10,000	276,600
Skyworks Solutions, Inc. (a)	106,000	1,785,040
Southwest Airlines Co.	108,000	1,423,440
Southwest Bancorp, Inc., Oklahoma	1,700	24,922
Stanley Black & Decker, Inc.	20,000	1,243,000
Starbucks Corp.	18,000	467,640
Starwood Hotels & Resorts Worldwide, Inc.	12,000	654,120
Steelcase, Inc. Class A	59,000	484,390
Stoneridge, Inc. (a)	13,000	140,270
SVB Financial Group (a)	9,000	443,070
Symmetry Medical, Inc. (a)	13,000	150,280
Taleo Corp. Class A (a)	17,000	441,660
Targacept, Inc. (a)	5,000	119,000
Tempur-Pedic International, Inc. (a)	6,000	202,200
Teradyne, Inc. (a)	314,000	3,840,220
TETRA Technologies, Inc. (a)	17,000	208,930
The Walt Disney Co.	31,000	1,142,040
Thermo Fisher Scientific, Inc. (a)	14,000	773,920
TJX Companies, Inc.	47,000	2,177,980
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	6,000	202,500
Union Pacific Corp.	102,100	7,724,886
United Parcel Service, Inc. Class B	15,000	1,037,100
Universal Technical Institute, Inc. (a)	7,000	167,720
Varian Medical Systems, Inc. (a)	7,000	394,660
Viacom, Inc. Class B (non-vtg.) (a)	63,800	2,254,054
Virgin Media, Inc.	25,200	443,268
WebMD Health Corp. (a)	17,220	834,137
WMS Industries, Inc. (a)	45,000	2,250,900
Wright Medical Group, Inc. (a)	26,000	488,280
Wyndham Worldwide Corp.	76,953	2,063,110
Common Stocks - continued
	Shares	Value
United States of America - continued
Zions Bancorporation	12,000	$ 344,760
ZIOPHARM Oncology, Inc. (a)	89,000	526,880
TOTAL UNITED STATES OF AMERICA		147,105,253
TOTAL COMMON STOCKS (Cost $249,578,549)		290,130,286
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	47,900	901,199
Italy - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	20,300	198,078
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $785,715)		1,099,277
Nonconvertible Bonds - 14.1%
		Principal Amount (e)
Australia - 0.7%
Commonwealth Bank of Australia 5% 10/15/19 (Reg. S)		$ 120,000	122,616
Didon Tunisia Pty. Ltd. 3.757% 3/13/12 (g)(h)		100,000	85,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	340,387
Macquarie Bank Ltd. 1.004% 12/6/16 (h)	EUR	250,000	310,596
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	330,615
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	322,093
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	347,415
4.875% 11/19/19		600,000	609,323
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	541,381
TOTAL AUSTRALIA			3,009,426
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	339,269
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	229,480
TOTAL BELGIUM			568,749
Bermuda - 0.0%
Northern Offshore Ltd. 4.757% 6/14/10 (g)(h)		100,000	99,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Canada - 0.4%
British Columbia Province 4.65% 12/18/18	CAD	1,750,000	$ 1,788,127
Cayman Islands - 0.4%
Banco Bradesco SA 4.1% 3/23/15 (g)		400,000	395,520
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	224,582
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	470,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	416,731
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	218,595
TOTAL CAYMAN ISLANDS			1,726,144
France - 1.3%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	670,787
BNP Paribas SA 5.019% (h)	EUR	150,000	173,774
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	56,593
Compagnie de St. Gobain:
0.89% 4/11/12 (h)	EUR	175,000	229,931
6% 5/20/13	EUR	50,000	72,659
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	359,890
Credit Logement SA:
1.25% (h)	EUR	150,000	164,786
4.604% (h)	EUR	250,000	275,881
EDF SA:
4.625% 9/11/24	EUR	150,000	206,210
6.95% 1/26/39 (g)		250,000	294,722
Eutelsat SA 4.125% 3/27/17	EUR	400,000	528,329
Lafarge SA 8.75% 5/30/17	GBP	250,000	450,083
Natixis SA 0.894% 1/26/17 (h)	EUR	100,000	125,795
Safran SA 4% 11/26/14	EUR	550,000	754,644
Societe Generale 0.829% 6/7/17 (h)	EUR	100,000	128,468
Societe Generale SCF 4% 7/7/16	EUR	450,000	635,072
Veolia Environnement 6.125% 11/25/33	EUR	250,000	384,782
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	321,354
TOTAL FRANCE			5,833,760
Germany - 0.7%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	309,364
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	381,943
5.625% 11/29/17 (h)	EUR	100,000	134,980
Landesbank Berlin AG 5.875% 11/25/19	EUR	500,000	692,760
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Germany - continued
Merck Financial Services GmbH 3.375% 3/24/15	EUR	300,000	$ 408,490
SAP AG 3.5% 4/10/17	EUR	270,000	361,504
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	303,437
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	355,071
WestLB AG 3.5% 9/3/12	EUR	120,000	164,544
TOTAL GERMANY			3,112,093
India - 0.0%
Export-Import Bank of India 0.7506% 6/7/12 (h)	JPY	20,000,000	206,475
Ireland - 0.4%
Allied Irish Banks PLC 11.5% 3/29/22	GBP	119,000	199,347
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	338,985	399,201
Bank of Ireland 10% 2/12/20	EUR	250,000	366,190
Bank of Moscow 6.699% 3/11/15 (Reg. S) (Issued by BOM Capital PLC for Bank of Moscow)		300,000	305,250
Hypo Real Estate International Trust I 5.864% (d)(h)	EUR	250,000	133,160
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	412,984
TOTAL IRELAND			1,816,132
Italy - 0.4%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	346,061
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	472,336
6.375% 11/12/17 (h)	GBP	150,000	239,591
Unione di Banche Italiane SCpA 4% 12/16/19	EUR	650,000	877,352
TOTAL ITALY			1,935,340
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	256,595
ORIX Corp. 4.71% 4/27/15		300,000	299,588
TOTAL JAPAN			556,183
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	217,050
Hana Bank 4.5% 10/30/15 (Reg. S)		300,000	301,286
Kookmin Bank 5.875% 6/11/12		200,000	212,099
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,906
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	329,298
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	209,069
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Korea (South) - continued
Shinhan Bank 6% 6/29/12 (Reg. S)		$ 300,000	$ 319,293
Woori Bank 7.63% 4/14/15 (g)		250,000	277,990
TOTAL KOREA (SOUTH)			2,069,991
Luxembourg - 0.8%
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	376,429
Fiat Finance & Trade Ltd. 7.625% 9/15/14	EUR	75,000	104,664
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	252,733
6.58% 10/31/13	GBP	100,000	160,267
7.51% 7/31/13 (Reg S.)		200,000	217,080
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	338,283
7.125% 4/23/15	EUR	150,000	223,038
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	799,920
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	471,211
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	100,000
SES SA 4.625% 3/9/20	EUR	300,000	405,122
Telecom Italia Capital SA 7.175% 6/18/19		200,000	218,048
TOTAL LUXEMBOURG			3,666,795
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20 (g)		400,000	402,746
Netherlands - 0.7%
AI Finance BV 10.875% 7/15/12		100,000	75,403
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	467,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	359,747	286,577
EDP Finance BV 6% 2/2/18 (g)		350,000	350,798
Eureko BV 5.125% (h)	EUR	600,000	655,147
ING Bank NV 4.75% 5/27/19	EUR	200,000	288,379
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	346,341
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	429,297
Rabobank Nederland 0.77% 7/28/15 (h)	EUR	150,000	197,958
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	235,579
TOTAL NETHERLANDS			3,333,391
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	284,205
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Norway - continued
Kommunalbanken AS 5.125% 5/30/12		$ 1,900,000	$ 2,047,364
Telenor ASA 4.125% 3/26/20	EUR	150,000	204,031
TOTAL NORWAY			2,535,600
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	478,215
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	207,676
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	372,856
TOTAL RUSSIA			580,532
Singapore - 0.1%
Giti Tire Co. Ltd. 12.25% 1/26/12		250,000	258,890
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	548,490
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	164,084
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	336,070
TOTAL SPAIN			1,048,644
Sweden - 0.3%
Nordea Bank AB 0.4536% 6/9/16 (h)		400,000	388,970
Svenska Handelsbanken AB:
0.407% 3/15/16 (h)		200,000	196,006
3.75% 2/24/17	EUR	100,000	134,218
Swedbank AB 0.43% 5/18/17 (h)		500,000	466,125
TOTAL SWEDEN			1,185,319
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	509,037
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4.75% 9/15/14 (Reg. S)		300,000	300,000
6.5% 10/27/36		300,000	283,788
Emirates Bank International PJSC 4.8466% 4/30/12 (h)		229,000	223,848
TOTAL UNITED ARAB EMIRATES			807,636
United Kingdom - 2.9%
3i Group PLC:
0.854% 6/8/12 (h)	EUR	400,000	508,213
5.625% 3/17/17	EUR	150,000	201,709
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Anglo American Capital PLC 9.375% 4/8/14 (g)		$ 500,000	$ 606,607
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	550,000	694,633
Bank of Scotland 6.375% 8/16/19	GBP	400,000	579,262
Barclays Bank PLC:
0.4525% 3/23/17 (h)		550,000	518,524
0.4878% 6/27/16 (g)(h)		100,000	94,141
5.25% 5/27/14	EUR	300,000	433,176
6.75% 1/16/23 (h)	GBP	300,000	480,563
14% (h)	GBP	100,000	203,947
BAT International Finance PLC:
4.875% 2/24/21	EUR	100,000	139,752
8.125% 11/15/13		200,000	235,200
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	207,480
Broadgate PLC 1.4472% 10/5/25 (h)	GBP	29,750	35,500
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	417,461
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	417,640
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	254,939
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	353,502
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	232,494
8.375% 2/17/16	EUR	600,000	992,960
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	180,673
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	159,057
7.125% 12/1/37 (g)		200,000	206,674
National Express Group PLC 6.25% 1/13/17	GBP	150,000	242,450
Nationwide Building Society:
0.863% 12/22/16 (h)	EUR	150,000	176,118
3.375% 8/17/15 (h)	EUR	455,000	580,601
Northern Rock PLC 0.4053% 10/21/10 (h)		250,000	243,383
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	200,000	250,722
7.125% 10/19/16	GBP	200,000	332,890
Rexam PLC 4.375% 3/15/13	EUR	250,000	345,227
Royal Bank of Scotland PLC:
0.494% 4/11/16 (h)		250,000	213,685
5.75% 5/21/14	EUR	250,000	356,224
6.934% 4/9/18	EUR	300,000	421,408
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	318,512
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	366,264
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,324
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
UBS AG Jersey Branch:
0.4544% 4/18/16 (h)		$ 250,000	$ 240,675
0.811% 11/17/15 (h)	EUR	350,000	456,138
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	147,629
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	232,381
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	232,828
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	171,776
TOTAL UNITED KINGDOM			13,635,342
United States of America - 3.1%
Altria Group, Inc.:
8.5% 11/10/13		210,000	246,840
9.25% 8/6/19		400,000	494,113
Anadarko Petroleum Co. 6.2% 3/15/40		90,000	91,098
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	355,483
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	328,353
7.375% 5/15/14		115,000	129,530
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	200,000	216,065
Comcast Corp. 6.4% 3/1/40		300,000	311,882
ConocoPhillips 6% 1/15/20		350,000	397,929
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	324,628
Credit Suisse New York Branch 5% 5/15/13		400,000	430,427
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20 (g)		400,000	403,322
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	181,925
Dow Chemical Co. 8.55% 5/15/19		280,000	342,137
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	258,145
General Electric Capital Corp. 5.9% 5/13/14		160,000	177,146
General Electric Co. 5.25% 12/6/17		200,000	212,720
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	324,206
Goldman Sachs Group, Inc.:
4.75% 10/12/21	EUR	150,000	174,934
6% 5/1/14		150,000	161,359
6.15% 4/1/18		200,000	207,181
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	361,526
KeyBank NA:
0.785% 11/21/11 (h)	EUR	50,000	63,284
0.833% 2/9/12 (h)	EUR	510,000	632,882
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	257,455
Merck & Co., Inc. 5.85% 6/30/39		300,000	322,930
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	$ 357,635
6.15% 4/25/13		500,000	541,057
6.75% 5/21/13	EUR	150,000	219,321
Morgan Stanley 0.944% 7/20/12 (h)	EUR	430,000	554,163
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,368,353
Plains All American Pipeline LP 8.75% 5/1/19		100,000	124,336
PPL Energy Supply LLC 6.5% 5/1/18		160,000	175,525
Roche Holdings, Inc. 6% 3/1/19 (g)		150,000	168,196
SLM Corp. 0.85% 12/15/10 (h)	EUR	200,000	261,044
Southeast Supply Header LLC 4.85% 8/15/14 (g)		300,000	308,847
Sprint Capital Corp. 8.75% 3/15/32		325,000	325,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	236,092
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	282,712
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	602,678
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	764,931
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (g)		400,000	432,432
Xerox Corp. 8.25% 5/15/14		100,000	117,121
TOTAL UNITED STATES OF AMERICA			14,246,943
TOTAL NONCONVERTIBLE BONDS (Cost $63,356,900)			65,410,510
Government Obligations - 18.1%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	890,969
France - 0.2%
French Republic:
OAT 3.5% 4/25/20	EUR	100,000	135,425
3.75% 10/25/19	EUR	600,000	833,413
TOTAL FRANCE			968,838
Germany - 2.9%
German Federal Republic:
3.25% 1/4/20	EUR	4,300,000	5,862,156
4.75% 7/4/40	EUR	1,550,000	2,454,114
5.625% 1/4/28	EUR	2,960,000	4,973,864
TOTAL GERMANY			13,290,134
Government Obligations - continued
		Principal Amount (e)	Value
Greece - 1.0%
Greek Government:
5.25% 5/18/12	EUR	1,700,000	$ 1,964,071
5.5% 8/20/14	EUR	1,400,000	1,442,176
6.25% 6/19/20	EUR	1,250,000	1,315,052
TOTAL GREECE			4,721,299
Ireland - 0.2%
Irish Republic 5% 10/18/20	EUR	750,000	977,348
Japan - 10.4%
Japan Government:
0.6% 12/15/10	JPY	950,000,000	10,142,436
0.9% 6/20/13	JPY	110,000,000	1,195,561
1.1% 12/20/12	JPY	18,700,000	203,793
1.3% 3/20/15	JPY	1,040,000,000	11,522,478
1.3% 12/20/19	JPY	500,000,000	5,357,287
1.7% 9/20/17	JPY	201,000,000	2,270,033
1.9% 6/20/16	JPY	799,000,000	9,164,129
1.9% 3/20/29	JPY	208,000,000	2,175,311
2.2% 9/20/39	JPY	210,000,000	2,256,922
2.5% 9/20/36	JPY	350,000,000	4,011,455
TOTAL JAPAN			48,299,405
United Kingdom - 0.2%
UK Treasury GILT:
4.25% 6/7/32	GBP	110,000	164,161
8% 6/7/21	GBP	350,000	726,335
TOTAL UNITED KINGDOM			890,496
United States of America - 3.0%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,092
Freddie Mac 2.125% 9/21/12		650,000	660,859
U.S. Treasury Bonds:
3.5% 2/15/39		650,000	543,156
4.375% 11/15/39		480,000	468,150
U.S. Treasury Notes:
2.375% 2/28/15		3,700,000	3,702,331
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19		$ 210,000	$ 205,620
3.625% 2/15/20		8,100,000	8,075,951
TOTAL UNITED STATES OF AMERICA			13,973,159
TOTAL GOVERNMENT OBLIGATIONS (Cost $80,507,523)			84,011,648
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 0.881% 2/25/15 (h)	EUR	100,000	113,186
Leek Finance PLC Series 2005-15X Class BA, 0.9875% 3/21/37 (h)	GBP	100,000	151,798
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.322% 3/10/17 (h)	EUR	100,000	29,641
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	249,239	411,478
TS Co.mit One GmbH Series 1 Class C, 0.935% 6/29/13 (h)	EUR	78,654	67,031
VCL No. 11 Ltd. Class A, 1.504% 8/21/15 (h)	EUR	160,839	215,496
Volkswagen Car Lease Series 9 Class B, 0.584% 10/21/13 (h)	EUR	130,600	172,878
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5638% 10/25/45 (h)	GBP	70,098	26,810
TOTAL ASSET-BACKED SECURITIES (Cost $1,530,177)			1,188,318
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (h)	EUR	100,000	126,584
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.87% 4/12/56 (h)	EUR	86,463	80,009
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.585% 12/20/54 (h)	EUR	49,630	62,176
Series 2005-4 Class A5, 0.505% 12/20/54 (h)	EUR	127,222	159,632
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.064% 7/15/40 (h)	EUR	150,000	$ 192,853
Storm BV Series 2010-1 Class A2, 1.536% 3/22/52 (h)	EUR	500,000	662,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,353,666)			1,283,792
Commercial Mortgage Securities - 0.3%

France - 0.1%
FCC Proudreed Properties Class A, 0.893% 8/18/17 (h)	EUR	173,328	198,491
Paris Prime Community Real Estate Series 2006-1 Class B, 0.892% 4/22/14 (g)(h)	EUR	72,109	86,418
TOTAL FRANCE			284,909
Ireland - 0.0%
European Property Capital 4 PLC Class C, 0.8956% 7/20/14 (h)	GBP	41,701	39,234
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (h)	EUR	172,852	202,666
TOTAL IRELAND			241,900
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (h)	EUR	100,000	69,629
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.8628% 4/19/21 (h)	GBP	150,000	210,977
Class B, 0.9938% 4/19/21 (h)	GBP	100,000	132,140
Enterprise Inns PLC 6.5% 12/6/18	GBP	295,000	392,257
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	100,000	136,922
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (h)	GBP	97,363	122,884
TOTAL UNITED KINGDOM			995,180
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,824,081)			1,591,618
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		$ 200,000	$ 212,500
Preferred Securities - 0.0%

Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,425)	400,000	251,785
Equity Central Funds - 2.6%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,416,620)	63,400	12,110,034
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.21% (b)	4,547,815	4,547,815
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	6,429,529	6,429,529
TOTAL MONEY MARKET FUNDS (Cost $10,977,344)		10,977,344
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40,000)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,891,000)		468,307,112
NET OTHER ASSETS - (0.6)%		(2,992,490)
NET ASSETS - 100%		$ 465,314,622
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,069,812 or 1.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 7,180
Bank of America, NA	8,363
Barclays Capital, Inc.	4,460
Credit Agricole Sec Usa Inc	2,788
Credit Suisse Securities (USA) LLC	425
Deutsche Bank Securities, Inc.	5,576
Mizuho Securities USA, Inc.	2,788
RBC Capital Markets Corp.	4,182
RBS Securities, Inc.	1,171
Societe Generale, New York Branch	2,788
Wachovia Capital Markets LLC	279
$ 40,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,371
Fidelity Emerging Markets Equity Central Fund	38,040
Fidelity Securities Lending Cash Central Fund	10,935
Total	$ 61,346
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 7,816,834	$ 14,875,650	$ 12,110,034	3.3%
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 147,105,253	$ 147,105,253	$ -	$ -
Japan	30,014,229	9,291,262	20,722,967	-
United Kingdom	23,185,968	2,985,070	20,200,898	-
Canada	14,969,787	14,969,787	-	-
Australia	12,512,618	-	12,512,618	-
France	9,864,298	598,180	9,266,118	-
Switzerland	9,371,899	399,004	8,972,895	-
Germany	8,087,082	-	8,087,082	-
Spain	4,922,325	1,491,160	3,431,165	-
Other	31,196,104	4,810,321	26,385,783	-
Corporate Bonds	65,410,510	-	65,375,010	35,500
Government Obligations	84,011,648	-	84,011,648	-
Asset-Backed Securities	1,188,318	-	981,291	207,027
Collateralized Mortgage Obligations	1,283,792	-	1,283,792	-
Commercial Mortgage Securities	1,591,618	-	1,343,082	248,536
Supranational Obligations	212,500	-	212,500	-
Preferred Securities	251,785	-	251,785	-
Equity Central Funds	12,110,034	12,110,034	-	-
Money Market Funds	10,977,344	10,977,344	-	-
Cash Equivalents	40,000	-	40,000	-
Total Investments in Securities:	$ 468,307,112	$ 204,737,415	$ 263,078,634	$ 491,063
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(297,049)
Total Unrealized Gain (Loss)	362,905
Cost of Purchases	-
Proceeds of Sales	(5,716)
Amortization/Accretion	4,158
Transfers in to Level 3	257,419
Transfers out of Level 3	-
Ending Balance	$ 491,063
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 69,268

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	23.6%
BBB	5.2%
BB	0.6%
B	0.0%*
CCC,CC,C	0.2%
Not Rated	0.5%
Equities	65.1%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,142,574 and repurchase agreements of $40,000) - See accompanying schedule: Unaffiliated issuers (cost $399,497,036)	$ 445,219,734
Fidelity Central Funds (cost $17,393,964)	23,087,378
Total Investments (cost $416,891,000)		$ 468,307,112
Cash		615,124
Foreign currency held at value (cost $876)		926
Receivable for investments sold		14,214,160
Receivable for fund shares sold		826,420
Dividends receivable		585,826
Interest receivable		2,032,475
Distributions receivable from Fidelity Central Funds		5,744
Prepaid expenses		457
Other receivables		38,303
Total assets		486,626,547

Liabilities
Payable for investments purchased	$ 12,989,966
Payable for fund shares redeemed	1,333,255
Accrued management fee	276,850
Distribution fees payable	7,196
Other affiliated payables	137,577
Other payables and accrued expenses	137,552
Collateral on securities loaned, at value	6,429,529
Total liabilities		21,311,925

Net Assets		$ 465,314,622
Net Assets consist of:
Paid in capital		$ 470,524,629
Undistributed net investment income		2,184,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,716,867)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,322,186
Net Assets		$ 465,314,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,907,566 ÷ 382,252 shares)	$ 20.69

Maximum offering price per share (100/94.25 of $20.69)	$ 21.95
Class T: Net Asset Value and redemption price per share ($4,188,393÷ 202,931 shares)	$ 20.64

Maximum offering price per share (100/96.50 of $20.64)	$ 21.39
Class B: Net Asset Value and offering price per share ($1,548,319 ÷ 75,252 shares)A	$ 20.58

Class C: Net Asset Value and offering price per share ($3,613,009 ÷ 175,879 shares)A	$ 20.54

Global Balanced: Net Asset Value, offering price and redemption price per share ($447,820,531 ÷ 21,572,433 shares)	$ 20.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($236,804 ÷ 11,407 shares)	$ 20.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,310,177
Interest		2,828,498
Income from Fidelity Central Funds		61,346
		5,200,021
Less foreign taxes withheld		(136,162)
Total income		5,063,859

Expenses
Management fee	$ 1,614,148
Transfer agent fees	553,253
Distribution fees	28,769
Accounting and security lending fees	118,135
Custodian fees and expenses	193,644
Independent trustees' compensation	761
Registration fees	85,420
Audit	38,642
Legal	1,534
Miscellaneous	7,131
Total expenses before reductions	2,641,437
Expense reductions	(101,276)	2,540,161
Net investment income (loss)		2,523,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,052,053
Fidelity Central Funds	2,783,387
Foreign currency transactions	(131,073)
Total net realized gain (loss)		14,704,367
Change in net unrealized appreciation (depreciation) on: Investment securities	14,551,712
Assets and liabilities in foreign currencies	(142,386)
Total change in net unrealized appreciation (depreciation)		14,409,326
Net gain (loss)		29,113,693
Net increase (decrease) in net assets resulting from operations		$ 31,637,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,523,698	$ 5,756,545
Net realized gain (loss)	14,704,367	(25,649,588)
Change in net unrealized appreciation (depreciation)	14,409,326	84,635,165
Net increase (decrease) in net assets resulting from operations	31,637,391	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	15,266,495	26,258,176
Redemption fees	8,374	16,684
Total increase (decrease) in net assets	40,181,461	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $2,184,674 and undistributed net investment income of $4,730,308, respectively)	$ 465,314,622	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.12
Net realized and unrealized gain (loss)	1.33	4.39
Total from investment operations	1.41	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.69	$ 19.59
Total Return B, C, D	7.23%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.47% A
Expenses net of all reductions	1.44% A	1.46% A
Net investment income (loss)	.78% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,908	$ 2,912
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.11
Net realized and unrealized gain (loss)	1.32	4.37
Total from investment operations	1.38	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.64	$ 19.56
Total Return B, C, D	7.09%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.69% A
Expenses net of fee waivers, if any	1.65% A	1.69% A
Expenses net of all reductions	1.63% A	1.68% A
Net investment income (loss)	.60% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,188	$ 981
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.33	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.58	$ 19.48
Total Return B, C, D	6.87%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.21% A
Expenses net of fee waivers, if any	2.21% A	2.21% A
Expenses net of all reductions	2.18% A	2.20% A
Net investment income (loss)	.04% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,548	$ 526
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	1.31	4.36
Total from investment operations	1.32	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.54	$ 19.49
Total Return B, C, D	6.81%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.16% A	2.20% A
Expenses net of fee waivers, if any	2.16% A	2.20% A
Expenses net of all reductions	2.14% A	2.19% A
Net investment income (loss)	.08% A	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,613	$ 827
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) D	.11	.28	.40	.35	.28	.17 G
Net realized and unrealized gain (loss)	1.33	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	1.44	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.30) J	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.76	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return B, C	7.40%	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.12% A	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.10% A	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.12% A	1.61%	1.88%	1.55%	1.27%	.80% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 447,821	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate F	162% A	252%	264%	169%	208%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.21
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.44	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 20.76	$ 19.64
Total Return B, C	7.39%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.12% A
Expenses net of all reductions	1.10% A	1.10% A
Net investment income (loss)	1.13% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237	$ 140
Portfolio turnover rate F	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Delayed Delivery & When Issued Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,991,629
Gross unrealized depreciation	(10,926,336)
Net unrealized appreciation (depreciation)	$ 50,065,293

Tax cost	$ 418,241,819

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $361,854,759 and $336,356,299, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,391	$ 2,173
Class T	.25%	.25%	6,214	264
Class B	.75%	.25%	4,843	3,794
Class C	.75%	.25%	11,321	9,514
			$ 28,769	$ 15,745

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,132
Class T	2,715
$ 15,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 8,096.31
Class T	3,150.25
Class B	1,520.31
Class C	2,994.26
Global Balanced	537,276.24
Institutional Class	217.22
	$ 553,253

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,122 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $901 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,935.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,624 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	252,504	153,196	$ 5,078,578	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(21,160)	(4,547)	(430,954)	(85,646)
Net increase (decrease)	233,603	148,649	$ 4,693,311	$ 2,810,438
Class T
Shares sold	173,802	54,070	$ 3,520,827	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(22,312)	(3,896)	(451,288)	(69,740)
Net increase (decrease)	152,757	50,174	$ 3,095,119	$ 915,061
Class B
Shares sold	56,236	27,777	$ 1,137,791	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(8,307)	(792)	(169,696)	(15,439)
Net increase (decrease)	48,267	26,985	$ 974,915	$ 477,081
Class C
Shares sold	155,812	42,502	$ 3,144,080	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(23,164)	(52)	(465,029)	(992)
Net increase (decrease)	133,429	42,450	$ 2,694,771	$ 794,410
Global Balanced
Shares sold	3,769,570	9,057,083	$ 76,370,429	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(3,903,968)	(8,714,065)	(78,963,997)	(146,302,628)
Net increase (decrease)	177,389	1,016,145	$ 3,723,229	$ 21,151,586

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	5,831	7,124	$ 117,465	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(1,681)	-	(35,012)	-
Net increase (decrease)	4,283	7,124	$ 85,150	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-USAN-0610
1.883466.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Global Balanced

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class
of Fidelity® Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.47%
Actual		$ 1,000.00	$ 1,072.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class T	1.65%
Actual		$ 1,000.00	$ 1,070.90	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.21%
Actual		$ 1,000.00	$ 1,068.70	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.16%
Actual		$ 1,000.00	$ 1,068.10	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Global Balanced	1.12%
Actual		$ 1,000.00	$ 1,074.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,073.90	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	65.1	60.7
Bonds	33.1	34.0
Convertible Securities	0.0	0.3
Other Investments	0.0	0.3
Short-Term Investments and Net Other Assets	1.8	4.7
Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.7	1.2
American Express Co. (United States of America)	1.4	0.8
Comerica, Inc. (United States of America)	1.4	0.3
Cummins, Inc. (United States of America)	1.4	0.2
Apple, Inc. (United States of America)	1.4	1.0
	7.3
Top Five Bond Issuers as of April 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.2	7.9
German Federal Republic	2.9	3.7
U.S. Treasury Obligations	2.8	1.1
Greek Government	1.0	1.4
Kommunalbanken AS	0.4	0.5
	15.3
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	24.7
Industrials	12.1	7.7
Consumer Discretionary	10.3	7.9
Information Technology	9.9	9.2
Health Care	6.5	4.9
Energy	6.4	7.3
Materials	4.7	6.3
Consumer Staples	3.6	4.4
Telecommunication Services	1.8	2.9
Utilities	1.6	1.1

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value
Australia - 2.7%
AMP Ltd.	174,513	$ 1,001,208
BHP Billiton Ltd.	48,734	1,781,050
Coca-Cola Amatil Ltd.	76,870	793,360
Commonwealth Bank of Australia	29,494	1,577,635
Computershare Ltd.	87,634	951,420
Fosters Group Ltd.	68,416	342,753
Harvey Norman Holdings Ltd.	141,590	441,938
Macquarie Group Ltd.	16,113	734,554
National Australia Bank Ltd.	47,442	1,211,762
QBE Insurance Group Ltd.	43,941	851,102
Ramsay Health Care Ltd.	40,857	510,002
Rio Tinto Ltd.	10,620	693,725
Wesfarmers Ltd.	30,190	809,094
Woolworths Ltd.	32,555	813,015
TOTAL AUSTRALIA		12,512,618
Austria - 0.0%
Zumtobel AG (a)	9,300	200,564
Bailiwick of Jersey - 0.2%
Experian PLC	57,000	526,886
Heritage Oil PLC (a)	21,500	149,651
Shire PLC	13,957	307,407
TOTAL BAILIWICK OF JERSEY		983,944
Belgium - 0.5%
Ageas	117,700	361,578
Anheuser-Busch InBev SA NV (f)	19,865	963,790
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	61
Gimv NV	1,900	102,986
Umicore SA (f)	22,488	822,377
TOTAL BELGIUM		2,250,792
Bermuda - 0.5%
Central European Media Enterprises Ltd. Class A (a)	8,100	275,400
Li & Fung Ltd.	132,000	636,361
Marvell Technology Group Ltd. (a)	48,000	991,200
Noble Group Ltd.	134,000	290,631
TOTAL BERMUDA		2,193,592
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Origin Agritech Ltd. (a)	13,000	$ 113,880
Playtech Ltd.	10,606	80,654
TOTAL BRITISH VIRGIN ISLANDS		194,534
Canada - 3.2%
Agnico-Eagle Mines Ltd. (Canada)	1,500	95,104
Agrium, Inc.	1,500	93,613
ARC Energy Trust unit	1,000	21,541
Astral Media, Inc. Class A (non-vtg.)	1,300	45,158
Bank of Montreal	5,500	341,463
Bank of Nova Scotia	8,500	433,114
Barrick Gold Corp.	4,700	204,891
Baytex Energy Trust	4,800	161,779
BCE, Inc.	7,200	216,241
Bombardier, Inc. Class B (sub. vtg.)	18,000	93,879
Brookfield Properties Corp.	6,800	109,408
Cameco Corp.	3,000	73,922
Canadian Imperial Bank of Commerce	3,200	234,788
Canadian National Railway Co.	19,100	1,142,579
Canadian Natural Resources Ltd.	3,100	238,647
Canadian Oil Sands Trust	3,500	105,909
Celestica, Inc. (sub. vtg.) (a)	14,600	143,960
Cenovus Energy, Inc.	6,700	196,939
CGI Group, Inc. Class A (sub. vtg.) (a)	23,900	353,726
CI Financial Corp.	2,600	54,369
Contrans Group, Inc. Class A	77,400	761,661
Crescent Point Energy Corp.	3,300	139,995
Dollarama, Inc.	9,800	240,901
Dollarama, Inc. (g)	11,200	275,316
Eldorado Gold Corp. (a)	3,800	58,335
Enbridge, Inc.	6,600	320,388
Gildan Activewear, Inc. (a)	11,500	333,615
Goldcorp, Inc.	10,000	432,100
Grande Cache Coal Corp. (a)	41,500	272,801
Husky Energy, Inc.	3,000	84,757
IAMGOLD Corp.	3,500	62,616
IESI-BFC Ltd.	8,100	158,939
IGM Financial, Inc.	2,300	95,445
Imperial Oil Ltd.	3,400	142,698
Intact Financial Corp.	1,100	47,628
Keyera Facilities Income Fund	2,423	64,974
Kinross Gold Corp.	8,400	160,362
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.) (a)	1,900	$ 124,897
Metro, Inc. Class A (sub. vtg.)	4,100	181,155
Niko Resources Ltd.	1,700	186,277
Open Text Corp. (a)	3,100	131,266
Osisko Mining Corp. (a)	6,000	63,472
PetroBakken Energy Ltd. Class A (f)	10,917	296,398
Petrobank Energy & Resources Ltd. (a)	9,000	453,720
Potash Corp. of Saskatchewan, Inc.	2,600	287,146
Power Corp. of Canada (sub. vtg.)	4,700	130,335
Power Financial Corp.	1,500	45,463
Progress Energy Resources Corp.	3,800	45,509
Quebecor, Inc. Class B (sub. vtg.)	4,700	167,150
Red Back Mining, Inc. (a)	5,800	152,277
Research In Motion Ltd. (a)	4,800	341,712
Rogers Communications, Inc. Class B (non-vtg.)	7,850	279,717
RONA, Inc. (a)	2,200	37,562
Royal Bank of Canada	16,900	1,024,278
SNC-Lavalin Group, Inc.	1,400	69,490
Suncor Energy, Inc.	12,172	416,234
SXC Health Solutions Corp. (a)	7,800	542,131
Talisman Energy, Inc.	13,200	224,590
Teck Resources Ltd. Class B (sub. vtg.)	10,700	420,335
Tim Hortons, Inc.	4,500	148,455
Toronto-Dominion Bank	12,100	898,986
TransCanada Corp.	6,300	222,192
Yamana Gold, Inc.	6,000	65,479
TOTAL CANADA		14,969,787
Cayman Islands - 0.2%
Hengdeli Holdings Ltd.	924,000	385,289
Herbalife Ltd.	5,000	241,250
The United Laboratories International Holdings Ltd.	80,000	91,916
TOTAL CAYMAN ISLANDS		718,455
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	1,100	758,230
BYD Co. Ltd. (H Shares) (a)	58,000	514,979
Focus Media Holding Ltd. ADR (a)	11,600	194,648
Home Inns & Hotels Management, Inc. sponsored ADR (a)	6,700	233,495
Tencent Holdings Ltd.	79,500	1,644,060
TOTAL CHINA		3,345,412
Common Stocks - continued
	Shares	Value
Denmark - 0.5%
Carlsberg AS Series B	5,500	$ 444,542
FLSmidth & Co. A/S	6,100	459,659
Novo Nordisk AS Series B	14,858	1,222,572
TOTAL DENMARK		2,126,773
Finland - 0.2%
Fortum Corp. (f)	12,500	323,027
Outotec OYJ	7,600	284,060
UPM-Kymmene Corp.	20,100	288,485
TOTAL FINLAND		895,572
France - 2.1%
Atos Origin SA (a)	8,942	453,162
AXA SA (f)	37,947	759,191
BNP Paribas SA	14,687	1,008,907
Cap Gemini SA	5,300	266,986
Essilor International SA	8,188	499,196
Groupe Eurotunnel SA	11,600	105,939
Iliad Group SA	3,741	374,087
PPR SA	4,000	537,659
Publicis Groupe SA	4,700	207,398
Remy Cointreau SA	4,800	259,603
Safran SA	17,900	454,852
Sanofi-Aventis	27,223	1,857,322
Schneider Electric SA (f)	8,992	1,020,963
Societe Generale Series A	13,301	710,343
Technip SA	5,200	415,844
Total SA sponsored ADR	11,000	598,180
Vallourec SA	1,680	334,666
TOTAL FRANCE		9,864,298
Germany - 1.5%
Bayerische Motoren Werke AG (BMW)	9,668	475,618
Deutsche Bank AG	11,900	817,292
Deutsche Boerse AG	8,898	690,148
Deutsche Lufthansa AG	14,700	244,432
HeidelbergCement AG	11,130	689,625
Infineon Technologies AG (a)	99,500	696,500
Linde AG	4,724	564,251
MAN SE	8,444	796,460
Rheinmetall AG	6,700	467,114
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	16,886	$ 801,241
Siemens AG	9,660	943,202
TOTAL GERMANY		7,185,883
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	13,900	376,946
EFG Eurobank Ergasias SA	23,100	185,715
TOTAL GREECE		562,661
Hong Kong - 0.4%
China Overseas Land & Investment Ltd.	170,000	330,095
Esprit Holdings Ltd.	39,600	283,662
Hang Seng Bank Ltd.	64,900	884,510
Swire Pacific Ltd. (A Shares)	44,000	510,175
TOTAL HONG KONG		2,008,442
Ireland - 0.2%
CRH PLC	26,447	756,389
Ingersoll-Rand Co. Ltd.	7,600	281,048
TOTAL IRELAND		1,037,437
Italy - 0.3%
Mediaset SpA	72,400	573,391
Prysmian SpA	13,100	235,907
Saipem SpA	17,878	667,664
TOTAL ITALY		1,476,962
Japan - 6.5%
All Nippon Airways Co. Ltd.	55,000	174,479
Alps Electric Co. Ltd. (a)	17,600	128,078
Asahi Glass Co. Ltd.	42,000	496,325
Canon, Inc.	15,800	722,783
Chuo Mitsui Trust Holdings, Inc.	219,000	835,631
Citizen Holdings Co. Ltd.	35,000	243,104
CyberAgent, Inc. (f)	28	48,887
Daicel Chemical Industries Ltd.	52,000	336,037
Dainippon Screen Manufacturing Co. Ltd. (a)	25,000	142,393
Daiwa House Industry Co. Ltd.	99,000	1,065,269
Denso Corp.	18,400	536,999
Fujifilm Holdings Corp.	19,300	661,475
Fujitsu Ltd.	56,000	393,811
Haseko Corp. (a)	237,500	250,319
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	7,100	$ 102,422
Honda Motor Co. Ltd.	29,200	988,109
Japan Tobacco, Inc.	113	391,616
JSR Corp.	22,900	467,606
JX Holdings, Inc. (a)	100,580	561,098
Kakaku.com, Inc.	34	128,500
Kobayashi Pharmaceutical Co. Ltd.	4,100	165,432
Konami Corp.	7,600	147,456
Kuraray Co. Ltd.	70,000	916,421
Lawson, Inc.	6,400	283,445
Marui Group Co. Ltd.	48,200	381,055
Matsumotokiyoshi Holdings Co. Ltd.	16,000	359,757
Mitsubishi Electric Corp.	51,000	454,561
Mitsubishi UFJ Financial Group, Inc.	285,500	1,487,830
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,340	129,966
Mitsui & Co. Ltd.	64,600	970,931
Mitsui Chemicals, Inc.	202,000	663,547
MS&AD Insurance Group Holdings, Inc. (a)	29,700	853,699
NHK Spring Co. Ltd.	57,000	551,613
Nichi-iko Pharmaceutical Co. Ltd.	8,100	255,081
Nippon Electric Glass Co. Ltd.	14,000	214,777
Nippon Express Co. Ltd.	74,000	348,656
Nippon Sheet Glass Co. Ltd.	76,000	249,658
Nippon Steel Corp.	42,000	149,018
Nippon Television Network Corp.	6,790	1,017,813
Nomura Holdings, Inc.	9,900	68,434
NSK Ltd.	12,000	91,542
NTT DoCoMo, Inc.	411	639,465
Obayashi Corp.	57,000	254,699
ORIX Corp.	9,540	878,537
Osaka Securities Exchange Co. Ltd.	36	185,883
Rakuten, Inc.	793	615,455
ROHM Co. Ltd.	3,800	283,594
Samco, Inc.	2,000	48,653
Sega Sammy Holdings, Inc.	7,400	97,060
Shin-Etsu Chemical Co., Ltd.	11,200	645,665
Shinko Electric Industries Co.Ltd.	27,200	486,490
SMC Corp.	8,100	1,166,752
Sony Corp.	19,600	671,120
Stanley Electric Co. Ltd.	9,300	191,386
Sumitomo Corp.	9,500	114,404
Sumitomo Electric Industries Ltd.	34,900	429,501
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd. (a)	94,000	$ 617,986
Sumitomo Metal Mining Co. Ltd.	11,000	162,748
Sumitomo Mitsui Financial Group, Inc.	18,900	625,091
T&D Holdings, Inc.	24,900	650,483
Taiyo Yuden Co. Ltd.	13,000	201,172
TDK Corp.	15,700	1,004,864
Tokai Carbon Co. Ltd.	26,000	152,305
Toridoll Corp.	59	117,962
Toshiba Corp. (a)	36,000	207,535
Toyota Motor Corp.	18,400	710,976
Uni-Charm Corp.	2,100	204,344
West Japan Railway Co.	59	214,466
TOTAL JAPAN		30,014,229
Korea (South) - 0.1%
Kia Motors Corp.	14,000	341,553
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	17,052	663,657
Netherlands - 0.7%
Aegon NV (a)	87,600	612,744
ASML Holding NV (Netherlands)	20,200	662,871
James Hardie Industries NV unit (a)	63,615	445,889
Koninklijke KPN NV	32,921	493,969
Koninklijke Philips Electronics NV	28,229	948,012
QIAGEN NV (a)	9,100	207,935
TOTAL NETHERLANDS		3,371,420
Norway - 0.4%
Aker Solutions ASA	13,400	223,975
DnB NOR ASA (f)	41,200	487,673
Pronova BioPharma ASA (a)	16,900	54,001
Sevan Marine ASA (a)	70,000	101,351
Storebrand ASA (A Shares) (a)	86,000	646,896
Telenor ASA (a)	32,400	460,663
TOTAL NORWAY		1,974,559
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,235	255,198
Oil Search Ltd.	92,294	479,348
TOTAL PAPUA NEW GUINEA		734,546
Common Stocks - continued
	Shares	Value
Singapore - 0.5%
Avago Technologies Ltd.	55,100	$ 1,130,652
CapitaLand Ltd.	206,500	557,803
Keppel Corp. Ltd.	77,000	546,351
TOTAL SINGAPORE		2,234,806
South Africa - 0.1%
Clicks Group Ltd.	91,307	382,583
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	26,523	348,875
Banco Popular Espanol SA	52,700	373,188
Banco Santander SA (f)	120,008	1,518,485
Gestevision Telecinco SA	44,100	627,135
Inditex SA	6,336	392,199
Sol Melia SA	20,600	171,283
Telefonica SA sponsored ADR	22,000	1,491,160
TOTAL SPAIN		4,922,325
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	9,115	581,720
Modern Times Group MTG AB (B Shares)	8,200	499,407
Sandvik AB (f)	62,600	897,399
Skandinaviska Enskilda Banken AB (A Shares)	92,100	627,935
Swedbank AB (A Shares)	36,946	397,868
Telefonaktiebolaget LM Ericsson (B Shares)	25,595	295,433
TOTAL SWEDEN		3,299,762
Switzerland - 2.0%
ABB Ltd. (Reg.)	35,880	688,264
Clariant AG (Reg.) (a)	47,470	654,983
Compagnie Financiere Richemont SA Series A	5,651	208,441
Credit Suisse Group (Reg.)	16,304	748,352
Foster Wheeler AG (a)	12,000	359,760
Givaudan SA	380	330,682
Nestle SA	32,111	1,571,294
Novartis AG	26,313	1,341,624
Roche Holding AG (participation certificate)	6,370	1,005,801
Schindler Holding AG (participation certificate)	4,732	415,685
Sonova Holding AG Class B	4,406	546,208
The Swatch Group AG (Bearer)	1,100	322,275
UBS AG (a)	73,536	1,139,286
UBS AG (NY Shares) (a)	2,545	39,244
TOTAL SWITZERLAND		9,371,899
Common Stocks - continued
	Shares	Value
United Kingdom - 5.0%
Anglo American PLC (United Kingdom) (a)	32,755	$ 1,391,110
Barclays PLC	254,725	1,308,302
Barratt Developments PLC (a)	40,100	75,878
BG Group PLC	64,847	1,095,940
BP PLC	113,600	990,677
BP PLC sponsored ADR	7,500	391,125
British Airways PLC (a)	104,300	361,570
BT Group PLC	175,700	338,053
Burberry Group PLC	33,900	347,156
Carphone Warehouse Group PLC (a)	94,650	278,427
Centrica PLC	159,128	714,682
HSBC Holdings PLC sponsored ADR	46,522	2,367,505
Imperial Tobacco Group PLC	24,474	697,124
InterContinental Hotel Group PLC	22,229	391,864
Invensys PLC	100,400	516,994
ITV PLC (a)	496,700	509,467
Lloyds TSB Group PLC	688,700	688,949
Misys PLC (a)	105,400	375,260
Mothercare PLC	30,700	269,204
National Grid PLC	52,400	505,223
Prudential PLC	64,042	562,176
Reckitt Benckiser Group PLC	15,824	821,915
Rexam PLC	67,600	333,284
Rio Tinto PLC	18,898	961,154
Royal Dutch Shell PLC Class A (United Kingdom)	109,737	3,417,503
Salamander Energy PLC (a)	19,300	73,737
Schroders PLC	14,900	314,967
SSL International PLC	24,259	317,798
Standard Chartered PLC (United Kingdom)	20,854	556,197
TalkTalk Telecom Group PLC (a)	144,600	279,540
Taylor Wimpey PLC (a)	526,873	325,832
Tomkins PLC	111,700	422,517
Vedanta Resources PLC	7,200	275,193
Vodafone Group PLC sponsored ADR	10,200	226,440
Whitbread PLC	9,483	221,580
Wolseley PLC (a)	18,486	461,625
TOTAL UNITED KINGDOM		23,185,968
United States of America - 31.6%
Acuity Brands, Inc.	7,000	316,470
Advanced Micro Devices, Inc. (a)	12,000	108,720
AGA Medical Holdings, Inc.	13,000	209,040
Common Stocks - continued
	Shares	Value
United States of America - continued
Agilent Technologies, Inc. (a)	14,000	$ 507,640
Amazon.com, Inc. (a)	15,100	2,069,606
American Express Co.	141,300	6,516,756
Amphenol Corp. Class A	3,000	138,630
Anadarko Petroleum Corp.	5,500	341,880
Apple, Inc. (a)	24,600	6,423,552
Applied Micro Circuits Corp. (a)	52,000	586,560
Ardea Biosciences, Inc. (a)	11,600	294,640
Baker Hughes, Inc.	60,000	2,985,600
Bank of America Corp.	235,000	4,190,050
Berkshire Hathaway, Inc. Class B (a)	26,000	2,002,000
BioMarin Pharmaceutical, Inc. (a)	21,000	490,770
C.H. Robinson Worldwide, Inc.	9,000	542,700
Cardtronics, Inc. (a)	11,000	153,340
CareFusion Corp. (a)	34,000	937,720
Catalyst Health Solutions, Inc. (a)	17,000	719,270
Cerner Corp. (a)	6,000	509,460
Cisco Systems, Inc. (a)	94,200	2,535,864
Citrix Systems, Inc. (a)	64,000	3,008,000
City National Corp.	13,000	809,640
CME Group, Inc.	2,300	755,343
Cognizant Technology Solutions Corp. Class A (a)	21,100	1,079,898
Comerica, Inc.	155,000	6,510,000
Concur Technologies, Inc. (a)	2,000	83,820
Cree, Inc. (a)	10,000	732,100
CSX Corp.	49,000	2,746,450
Cummins, Inc.	90,000	6,500,700
D.R. Horton, Inc.	67,000	984,230
Deere & Co.	5,000	299,100
Delphi Financial Group, Inc. Class A	44,000	1,210,000
Dendreon Corp. (a)	24,000	1,301,280
Diamond Foods, Inc.	31,100	1,328,281
Dick's Sporting Goods, Inc. (a)	10,000	291,100
DigitalGlobe, Inc.	7,000	185,920
DineEquity, Inc. (a)	9,000	370,170
DSW, Inc. Class A (a)	22,000	664,400
Edwards Lifesciences Corp. (a)	18,000	1,855,440
EMC Corp. (a)	13,000	247,130
Estee Lauder Companies, Inc. Class A	36,000	2,373,120
ev3, Inc. (a)	31,600	604,508
Express Scripts, Inc. (a)	20,700	2,072,691
F5 Networks, Inc. (a)	7,000	479,010
Common Stocks - continued
	Shares	Value
United States of America - continued
Fiserv, Inc. (a)	3,000	$ 153,270
Fossil, Inc. (a)	2,000	77,800
Franklin Resources, Inc.	5,100	589,764
G-III Apparel Group Ltd. (a)	20,700	592,020
General Electric Co.	168,000	3,168,480
Genworth Financial, Inc. Class A (a)	11,000	181,720
Heartland Payment Systems, Inc.	16,000	294,080
Helix Energy Solutions Group, Inc. (a)	38,000	554,040
Hub Group, Inc. Class A (a)	9,000	288,090
Huntington Bancshares, Inc.	111,000	751,470
ImmunoGen, Inc. (a)	19,000	188,290
Informatica Corp. (a)	10,000	250,100
Intuitive Surgical, Inc. (a)	1,900	685,064
ION Geophysical Corp. (a)	63,000	378,630
iRobot Corp. (a)	47,600	960,568
J.B. Hunt Transport Services, Inc.	31,000	1,142,660
Jacobs Engineering Group, Inc. (a)	24,100	1,162,102
Johnson Controls, Inc.	38,027	1,277,327
Jos. A. Bank Clothiers, Inc. (a)	26,000	1,582,360
Lam Research Corp. (a)	4,000	162,200
Life Technologies Corp. (a)	53,000	2,899,630
Lowe's Companies, Inc.	13,000	352,560
Mako Surgical Corp. (a)	45,100	632,753
MetLife, Inc.	16,000	729,280
Micromet, Inc. (a)	25,000	190,500
Micrus Endovascular Corp. (a)	27,000	542,160
Moog, Inc. Class A (a)	5,000	185,850
Morgan Stanley	16,100	486,542
NetApp, Inc. (a)	13,000	450,710
News Corp. Class B (f)	64,000	1,138,560
Novellus Systems, Inc. (a)	13,000	340,600
O'Charleys, Inc. (a)	17,400	166,170
Occidental Petroleum Corp.	60,000	5,319,600
Oil States International, Inc. (a)	14,900	719,819
OpenTable, Inc.	11,000	427,460
Orthofix International NV (a)	9,000	307,710
Peabody Energy Corp.	75,000	3,504,000
Perrigo Co.	19,000	1,159,570
Phillips-Van Heusen Corp.	23,000	1,449,230
Plains Exploration & Production Co. (a)	6,700	196,377
PMC-Sierra, Inc. (a)	28,700	253,995
Polo Ralph Lauren Corp. Class A	14,000	1,258,600
Common Stocks - continued
	Shares	Value
United States of America - continued
Power Integrations, Inc.	5,000	$ 192,400
Precision Castparts Corp.	16,000	2,053,440
Pride International, Inc. (a)	4,100	124,353
Quanex Building Products Corp.	44,000	836,000
Raytheon Co. warrants 6/16/11 (a)	112	2,362
Red Hat, Inc. (a)	21,000	627,270
Regal-Beloit Corp.	18,000	1,138,860
Regions Financial Corp.	38,300	338,572
Salesforce.com, Inc. (a)	6,000	513,600
SanDisk Corp. (a)	8,100	323,109
Shoe Carnival, Inc. (a)	10,000	276,600
Skyworks Solutions, Inc. (a)	106,000	1,785,040
Southwest Airlines Co.	108,000	1,423,440
Southwest Bancorp, Inc., Oklahoma	1,700	24,922
Stanley Black & Decker, Inc.	20,000	1,243,000
Starbucks Corp.	18,000	467,640
Starwood Hotels & Resorts Worldwide, Inc.	12,000	654,120
Steelcase, Inc. Class A	59,000	484,390
Stoneridge, Inc. (a)	13,000	140,270
SVB Financial Group (a)	9,000	443,070
Symmetry Medical, Inc. (a)	13,000	150,280
Taleo Corp. Class A (a)	17,000	441,660
Targacept, Inc. (a)	5,000	119,000
Tempur-Pedic International, Inc. (a)	6,000	202,200
Teradyne, Inc. (a)	314,000	3,840,220
TETRA Technologies, Inc. (a)	17,000	208,930
The Walt Disney Co.	31,000	1,142,040
Thermo Fisher Scientific, Inc. (a)	14,000	773,920
TJX Companies, Inc.	47,000	2,177,980
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	6,000	202,500
Union Pacific Corp.	102,100	7,724,886
United Parcel Service, Inc. Class B	15,000	1,037,100
Universal Technical Institute, Inc. (a)	7,000	167,720
Varian Medical Systems, Inc. (a)	7,000	394,660
Viacom, Inc. Class B (non-vtg.) (a)	63,800	2,254,054
Virgin Media, Inc.	25,200	443,268
WebMD Health Corp. (a)	17,220	834,137
WMS Industries, Inc. (a)	45,000	2,250,900
Wright Medical Group, Inc. (a)	26,000	488,280
Wyndham Worldwide Corp.	76,953	2,063,110
Common Stocks - continued
	Shares	Value
United States of America - continued
Zions Bancorporation	12,000	$ 344,760
ZIOPHARM Oncology, Inc. (a)	89,000	526,880
TOTAL UNITED STATES OF AMERICA		147,105,253
TOTAL COMMON STOCKS (Cost $249,578,549)		290,130,286
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	47,900	901,199
Italy - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	20,300	198,078
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $785,715)		1,099,277
Nonconvertible Bonds - 14.1%
		Principal Amount (e)
Australia - 0.7%
Commonwealth Bank of Australia 5% 10/15/19 (Reg. S)		$ 120,000	122,616
Didon Tunisia Pty. Ltd. 3.757% 3/13/12 (g)(h)		100,000	85,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	340,387
Macquarie Bank Ltd. 1.004% 12/6/16 (h)	EUR	250,000	310,596
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	330,615
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	322,093
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	347,415
4.875% 11/19/19		600,000	609,323
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	541,381
TOTAL AUSTRALIA			3,009,426
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	339,269
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	229,480
TOTAL BELGIUM			568,749
Bermuda - 0.0%
Northern Offshore Ltd. 4.757% 6/14/10 (g)(h)		100,000	99,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Canada - 0.4%
British Columbia Province 4.65% 12/18/18	CAD	1,750,000	$ 1,788,127
Cayman Islands - 0.4%
Banco Bradesco SA 4.1% 3/23/15 (g)		400,000	395,520
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	224,582
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	470,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	416,731
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	218,595
TOTAL CAYMAN ISLANDS			1,726,144
France - 1.3%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	670,787
BNP Paribas SA 5.019% (h)	EUR	150,000	173,774
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	56,593
Compagnie de St. Gobain:
0.89% 4/11/12 (h)	EUR	175,000	229,931
6% 5/20/13	EUR	50,000	72,659
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	359,890
Credit Logement SA:
1.25% (h)	EUR	150,000	164,786
4.604% (h)	EUR	250,000	275,881
EDF SA:
4.625% 9/11/24	EUR	150,000	206,210
6.95% 1/26/39 (g)		250,000	294,722
Eutelsat SA 4.125% 3/27/17	EUR	400,000	528,329
Lafarge SA 8.75% 5/30/17	GBP	250,000	450,083
Natixis SA 0.894% 1/26/17 (h)	EUR	100,000	125,795
Safran SA 4% 11/26/14	EUR	550,000	754,644
Societe Generale 0.829% 6/7/17 (h)	EUR	100,000	128,468
Societe Generale SCF 4% 7/7/16	EUR	450,000	635,072
Veolia Environnement 6.125% 11/25/33	EUR	250,000	384,782
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	321,354
TOTAL FRANCE			5,833,760
Germany - 0.7%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	309,364
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	381,943
5.625% 11/29/17 (h)	EUR	100,000	134,980
Landesbank Berlin AG 5.875% 11/25/19	EUR	500,000	692,760
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Germany - continued
Merck Financial Services GmbH 3.375% 3/24/15	EUR	300,000	$ 408,490
SAP AG 3.5% 4/10/17	EUR	270,000	361,504
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	303,437
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	355,071
WestLB AG 3.5% 9/3/12	EUR	120,000	164,544
TOTAL GERMANY			3,112,093
India - 0.0%
Export-Import Bank of India 0.7506% 6/7/12 (h)	JPY	20,000,000	206,475
Ireland - 0.4%
Allied Irish Banks PLC 11.5% 3/29/22	GBP	119,000	199,347
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	338,985	399,201
Bank of Ireland 10% 2/12/20	EUR	250,000	366,190
Bank of Moscow 6.699% 3/11/15 (Reg. S) (Issued by BOM Capital PLC for Bank of Moscow)		300,000	305,250
Hypo Real Estate International Trust I 5.864% (d)(h)	EUR	250,000	133,160
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	412,984
TOTAL IRELAND			1,816,132
Italy - 0.4%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	346,061
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	472,336
6.375% 11/12/17 (h)	GBP	150,000	239,591
Unione di Banche Italiane SCpA 4% 12/16/19	EUR	650,000	877,352
TOTAL ITALY			1,935,340
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	256,595
ORIX Corp. 4.71% 4/27/15		300,000	299,588
TOTAL JAPAN			556,183
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	217,050
Hana Bank 4.5% 10/30/15 (Reg. S)		300,000	301,286
Kookmin Bank 5.875% 6/11/12		200,000	212,099
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,906
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	329,298
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	209,069
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Korea (South) - continued
Shinhan Bank 6% 6/29/12 (Reg. S)		$ 300,000	$ 319,293
Woori Bank 7.63% 4/14/15 (g)		250,000	277,990
TOTAL KOREA (SOUTH)			2,069,991
Luxembourg - 0.8%
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	376,429
Fiat Finance & Trade Ltd. 7.625% 9/15/14	EUR	75,000	104,664
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	252,733
6.58% 10/31/13	GBP	100,000	160,267
7.51% 7/31/13 (Reg S.)		200,000	217,080
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	338,283
7.125% 4/23/15	EUR	150,000	223,038
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	799,920
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	471,211
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	100,000
SES SA 4.625% 3/9/20	EUR	300,000	405,122
Telecom Italia Capital SA 7.175% 6/18/19		200,000	218,048
TOTAL LUXEMBOURG			3,666,795
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20 (g)		400,000	402,746
Netherlands - 0.7%
AI Finance BV 10.875% 7/15/12		100,000	75,403
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	467,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	359,747	286,577
EDP Finance BV 6% 2/2/18 (g)		350,000	350,798
Eureko BV 5.125% (h)	EUR	600,000	655,147
ING Bank NV 4.75% 5/27/19	EUR	200,000	288,379
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	346,341
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	429,297
Rabobank Nederland 0.77% 7/28/15 (h)	EUR	150,000	197,958
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	235,579
TOTAL NETHERLANDS			3,333,391
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	284,205
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Norway - continued
Kommunalbanken AS 5.125% 5/30/12		$ 1,900,000	$ 2,047,364
Telenor ASA 4.125% 3/26/20	EUR	150,000	204,031
TOTAL NORWAY			2,535,600
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	478,215
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	207,676
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	372,856
TOTAL RUSSIA			580,532
Singapore - 0.1%
Giti Tire Co. Ltd. 12.25% 1/26/12		250,000	258,890
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	548,490
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	164,084
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	336,070
TOTAL SPAIN			1,048,644
Sweden - 0.3%
Nordea Bank AB 0.4536% 6/9/16 (h)		400,000	388,970
Svenska Handelsbanken AB:
0.407% 3/15/16 (h)		200,000	196,006
3.75% 2/24/17	EUR	100,000	134,218
Swedbank AB 0.43% 5/18/17 (h)		500,000	466,125
TOTAL SWEDEN			1,185,319
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	509,037
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4.75% 9/15/14 (Reg. S)		300,000	300,000
6.5% 10/27/36		300,000	283,788
Emirates Bank International PJSC 4.8466% 4/30/12 (h)		229,000	223,848
TOTAL UNITED ARAB EMIRATES			807,636
United Kingdom - 2.9%
3i Group PLC:
0.854% 6/8/12 (h)	EUR	400,000	508,213
5.625% 3/17/17	EUR	150,000	201,709
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Anglo American Capital PLC 9.375% 4/8/14 (g)		$ 500,000	$ 606,607
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	550,000	694,633
Bank of Scotland 6.375% 8/16/19	GBP	400,000	579,262
Barclays Bank PLC:
0.4525% 3/23/17 (h)		550,000	518,524
0.4878% 6/27/16 (g)(h)		100,000	94,141
5.25% 5/27/14	EUR	300,000	433,176
6.75% 1/16/23 (h)	GBP	300,000	480,563
14% (h)	GBP	100,000	203,947
BAT International Finance PLC:
4.875% 2/24/21	EUR	100,000	139,752
8.125% 11/15/13		200,000	235,200
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	207,480
Broadgate PLC 1.4472% 10/5/25 (h)	GBP	29,750	35,500
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	417,461
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	417,640
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	254,939
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	353,502
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	232,494
8.375% 2/17/16	EUR	600,000	992,960
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	180,673
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	159,057
7.125% 12/1/37 (g)		200,000	206,674
National Express Group PLC 6.25% 1/13/17	GBP	150,000	242,450
Nationwide Building Society:
0.863% 12/22/16 (h)	EUR	150,000	176,118
3.375% 8/17/15 (h)	EUR	455,000	580,601
Northern Rock PLC 0.4053% 10/21/10 (h)		250,000	243,383
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	200,000	250,722
7.125% 10/19/16	GBP	200,000	332,890
Rexam PLC 4.375% 3/15/13	EUR	250,000	345,227
Royal Bank of Scotland PLC:
0.494% 4/11/16 (h)		250,000	213,685
5.75% 5/21/14	EUR	250,000	356,224
6.934% 4/9/18	EUR	300,000	421,408
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	318,512
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	366,264
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,324
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
UBS AG Jersey Branch:
0.4544% 4/18/16 (h)		$ 250,000	$ 240,675
0.811% 11/17/15 (h)	EUR	350,000	456,138
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	147,629
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	232,381
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	232,828
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	171,776
TOTAL UNITED KINGDOM			13,635,342
United States of America - 3.1%
Altria Group, Inc.:
8.5% 11/10/13		210,000	246,840
9.25% 8/6/19		400,000	494,113
Anadarko Petroleum Co. 6.2% 3/15/40		90,000	91,098
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	355,483
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	328,353
7.375% 5/15/14		115,000	129,530
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	200,000	216,065
Comcast Corp. 6.4% 3/1/40		300,000	311,882
ConocoPhillips 6% 1/15/20		350,000	397,929
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	324,628
Credit Suisse New York Branch 5% 5/15/13		400,000	430,427
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20 (g)		400,000	403,322
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	181,925
Dow Chemical Co. 8.55% 5/15/19		280,000	342,137
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	258,145
General Electric Capital Corp. 5.9% 5/13/14		160,000	177,146
General Electric Co. 5.25% 12/6/17		200,000	212,720
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	324,206
Goldman Sachs Group, Inc.:
4.75% 10/12/21	EUR	150,000	174,934
6% 5/1/14		150,000	161,359
6.15% 4/1/18		200,000	207,181
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	361,526
KeyBank NA:
0.785% 11/21/11 (h)	EUR	50,000	63,284
0.833% 2/9/12 (h)	EUR	510,000	632,882
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	257,455
Merck & Co., Inc. 5.85% 6/30/39		300,000	322,930
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	$ 357,635
6.15% 4/25/13		500,000	541,057
6.75% 5/21/13	EUR	150,000	219,321
Morgan Stanley 0.944% 7/20/12 (h)	EUR	430,000	554,163
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,368,353
Plains All American Pipeline LP 8.75% 5/1/19		100,000	124,336
PPL Energy Supply LLC 6.5% 5/1/18		160,000	175,525
Roche Holdings, Inc. 6% 3/1/19 (g)		150,000	168,196
SLM Corp. 0.85% 12/15/10 (h)	EUR	200,000	261,044
Southeast Supply Header LLC 4.85% 8/15/14 (g)		300,000	308,847
Sprint Capital Corp. 8.75% 3/15/32		325,000	325,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	236,092
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	282,712
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	602,678
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	764,931
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (g)		400,000	432,432
Xerox Corp. 8.25% 5/15/14		100,000	117,121
TOTAL UNITED STATES OF AMERICA			14,246,943
TOTAL NONCONVERTIBLE BONDS (Cost $63,356,900)			65,410,510
Government Obligations - 18.1%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	890,969
France - 0.2%
French Republic:
OAT 3.5% 4/25/20	EUR	100,000	135,425
3.75% 10/25/19	EUR	600,000	833,413
TOTAL FRANCE			968,838
Germany - 2.9%
German Federal Republic:
3.25% 1/4/20	EUR	4,300,000	5,862,156
4.75% 7/4/40	EUR	1,550,000	2,454,114
5.625% 1/4/28	EUR	2,960,000	4,973,864
TOTAL GERMANY			13,290,134
Government Obligations - continued
		Principal Amount (e)	Value
Greece - 1.0%
Greek Government:
5.25% 5/18/12	EUR	1,700,000	$ 1,964,071
5.5% 8/20/14	EUR	1,400,000	1,442,176
6.25% 6/19/20	EUR	1,250,000	1,315,052
TOTAL GREECE			4,721,299
Ireland - 0.2%
Irish Republic 5% 10/18/20	EUR	750,000	977,348
Japan - 10.4%
Japan Government:
0.6% 12/15/10	JPY	950,000,000	10,142,436
0.9% 6/20/13	JPY	110,000,000	1,195,561
1.1% 12/20/12	JPY	18,700,000	203,793
1.3% 3/20/15	JPY	1,040,000,000	11,522,478
1.3% 12/20/19	JPY	500,000,000	5,357,287
1.7% 9/20/17	JPY	201,000,000	2,270,033
1.9% 6/20/16	JPY	799,000,000	9,164,129
1.9% 3/20/29	JPY	208,000,000	2,175,311
2.2% 9/20/39	JPY	210,000,000	2,256,922
2.5% 9/20/36	JPY	350,000,000	4,011,455
TOTAL JAPAN			48,299,405
United Kingdom - 0.2%
UK Treasury GILT:
4.25% 6/7/32	GBP	110,000	164,161
8% 6/7/21	GBP	350,000	726,335
TOTAL UNITED KINGDOM			890,496
United States of America - 3.0%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,092
Freddie Mac 2.125% 9/21/12		650,000	660,859
U.S. Treasury Bonds:
3.5% 2/15/39		650,000	543,156
4.375% 11/15/39		480,000	468,150
U.S. Treasury Notes:
2.375% 2/28/15		3,700,000	3,702,331
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19		$ 210,000	$ 205,620
3.625% 2/15/20		8,100,000	8,075,951
TOTAL UNITED STATES OF AMERICA			13,973,159
TOTAL GOVERNMENT OBLIGATIONS (Cost $80,507,523)			84,011,648
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 0.881% 2/25/15 (h)	EUR	100,000	113,186
Leek Finance PLC Series 2005-15X Class BA, 0.9875% 3/21/37 (h)	GBP	100,000	151,798
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.322% 3/10/17 (h)	EUR	100,000	29,641
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	249,239	411,478
TS Co.mit One GmbH Series 1 Class C, 0.935% 6/29/13 (h)	EUR	78,654	67,031
VCL No. 11 Ltd. Class A, 1.504% 8/21/15 (h)	EUR	160,839	215,496
Volkswagen Car Lease Series 9 Class B, 0.584% 10/21/13 (h)	EUR	130,600	172,878
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5638% 10/25/45 (h)	GBP	70,098	26,810
TOTAL ASSET-BACKED SECURITIES (Cost $1,530,177)			1,188,318
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (h)	EUR	100,000	126,584
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.87% 4/12/56 (h)	EUR	86,463	80,009
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.585% 12/20/54 (h)	EUR	49,630	62,176
Series 2005-4 Class A5, 0.505% 12/20/54 (h)	EUR	127,222	159,632
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.064% 7/15/40 (h)	EUR	150,000	$ 192,853
Storm BV Series 2010-1 Class A2, 1.536% 3/22/52 (h)	EUR	500,000	662,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,353,666)			1,283,792
Commercial Mortgage Securities - 0.3%

France - 0.1%
FCC Proudreed Properties Class A, 0.893% 8/18/17 (h)	EUR	173,328	198,491
Paris Prime Community Real Estate Series 2006-1 Class B, 0.892% 4/22/14 (g)(h)	EUR	72,109	86,418
TOTAL FRANCE			284,909
Ireland - 0.0%
European Property Capital 4 PLC Class C, 0.8956% 7/20/14 (h)	GBP	41,701	39,234
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (h)	EUR	172,852	202,666
TOTAL IRELAND			241,900
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (h)	EUR	100,000	69,629
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.8628% 4/19/21 (h)	GBP	150,000	210,977
Class B, 0.9938% 4/19/21 (h)	GBP	100,000	132,140
Enterprise Inns PLC 6.5% 12/6/18	GBP	295,000	392,257
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	100,000	136,922
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (h)	GBP	97,363	122,884
TOTAL UNITED KINGDOM			995,180
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,824,081)			1,591,618
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		$ 200,000	$ 212,500
Preferred Securities - 0.0%

Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,425)	400,000	251,785
Equity Central Funds - 2.6%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,416,620)	63,400	12,110,034
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.21% (b)	4,547,815	4,547,815
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	6,429,529	6,429,529
TOTAL MONEY MARKET FUNDS (Cost $10,977,344)		10,977,344
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40,000)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,891,000)		468,307,112
NET OTHER ASSETS - (0.6)%		(2,992,490)
NET ASSETS - 100%		$ 465,314,622
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,069,812 or 1.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 7,180
Bank of America, NA	8,363
Barclays Capital, Inc.	4,460
Credit Agricole Sec Usa Inc	2,788
Credit Suisse Securities (USA) LLC	425
Deutsche Bank Securities, Inc.	5,576
Mizuho Securities USA, Inc.	2,788
RBC Capital Markets Corp.	4,182
RBS Securities, Inc.	1,171
Societe Generale, New York Branch	2,788
Wachovia Capital Markets LLC	279
$ 40,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,371
Fidelity Emerging Markets Equity Central Fund	38,040
Fidelity Securities Lending Cash Central Fund	10,935
Total	$ 61,346
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 7,816,834	$ 14,875,650	$ 12,110,034	3.3%
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 147,105,253	$ 147,105,253	$ -	$ -
Japan	30,014,229	9,291,262	20,722,967	-
United Kingdom	23,185,968	2,985,070	20,200,898	-
Canada	14,969,787	14,969,787	-	-
Australia	12,512,618	-	12,512,618	-
France	9,864,298	598,180	9,266,118	-
Switzerland	9,371,899	399,004	8,972,895	-
Germany	8,087,082	-	8,087,082	-
Spain	4,922,325	1,491,160	3,431,165	-
Other	31,196,104	4,810,321	26,385,783	-
Corporate Bonds	65,410,510	-	65,375,010	35,500
Government Obligations	84,011,648	-	84,011,648	-
Asset-Backed Securities	1,188,318	-	981,291	207,027
Collateralized Mortgage Obligations	1,283,792	-	1,283,792	-
Commercial Mortgage Securities	1,591,618	-	1,343,082	248,536
Supranational Obligations	212,500	-	212,500	-
Preferred Securities	251,785	-	251,785	-
Equity Central Funds	12,110,034	12,110,034	-	-
Money Market Funds	10,977,344	10,977,344	-	-
Cash Equivalents	40,000	-	40,000	-
Total Investments in Securities:	$ 468,307,112	$ 204,737,415	$ 263,078,634	$ 491,063
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(297,049)
Total Unrealized Gain (Loss)	362,905
Cost of Purchases	-
Proceeds of Sales	(5,716)
Amortization/Accretion	4,158
Transfers in to Level 3	257,419
Transfers out of Level 3	-
Ending Balance	$ 491,063
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 69,268

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	23.6%
BBB	5.2%
BB	0.6%
B	0.0%*
CCC,CC,C	0.2%
Not Rated	0.5%
Equities	65.1%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,142,574 and repurchase agreements of $40,000) - See accompanying schedule: Unaffiliated issuers (cost $399,497,036)	$ 445,219,734
Fidelity Central Funds (cost $17,393,964)	23,087,378
Total Investments (cost $416,891,000)		$ 468,307,112
Cash		615,124
Foreign currency held at value (cost $876)		926
Receivable for investments sold		14,214,160
Receivable for fund shares sold		826,420
Dividends receivable		585,826
Interest receivable		2,032,475
Distributions receivable from Fidelity Central Funds		5,744
Prepaid expenses		457
Other receivables		38,303
Total assets		486,626,547

Liabilities
Payable for investments purchased	$ 12,989,966
Payable for fund shares redeemed	1,333,255
Accrued management fee	276,850
Distribution fees payable	7,196
Other affiliated payables	137,577
Other payables and accrued expenses	137,552
Collateral on securities loaned, at value	6,429,529
Total liabilities		21,311,925

Net Assets		$ 465,314,622
Net Assets consist of:
Paid in capital		$ 470,524,629
Undistributed net investment income		2,184,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,716,867)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,322,186
Net Assets		$ 465,314,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,907,566 ÷ 382,252 shares)	$ 20.69

Maximum offering price per share (100/94.25 of $20.69)	$ 21.95
Class T: Net Asset Value and redemption price per share ($4,188,393÷ 202,931 shares)	$ 20.64

Maximum offering price per share (100/96.50 of $20.64)	$ 21.39
Class B: Net Asset Value and offering price per share ($1,548,319 ÷ 75,252 shares)A	$ 20.58

Class C: Net Asset Value and offering price per share ($3,613,009 ÷ 175,879 shares)A	$ 20.54

Global Balanced: Net Asset Value, offering price and redemption price per share ($447,820,531 ÷ 21,572,433 shares)	$ 20.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($236,804 ÷ 11,407 shares)	$ 20.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,310,177
Interest		2,828,498
Income from Fidelity Central Funds		61,346
		5,200,021
Less foreign taxes withheld		(136,162)
Total income		5,063,859

Expenses
Management fee	$ 1,614,148
Transfer agent fees	553,253
Distribution fees	28,769
Accounting and security lending fees	118,135
Custodian fees and expenses	193,644
Independent trustees' compensation	761
Registration fees	85,420
Audit	38,642
Legal	1,534
Miscellaneous	7,131
Total expenses before reductions	2,641,437
Expense reductions	(101,276)	2,540,161
Net investment income (loss)		2,523,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,052,053
Fidelity Central Funds	2,783,387
Foreign currency transactions	(131,073)
Total net realized gain (loss)		14,704,367
Change in net unrealized appreciation (depreciation) on: Investment securities	14,551,712
Assets and liabilities in foreign currencies	(142,386)
Total change in net unrealized appreciation (depreciation)		14,409,326
Net gain (loss)		29,113,693
Net increase (decrease) in net assets resulting from operations		$ 31,637,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,523,698	$ 5,756,545
Net realized gain (loss)	14,704,367	(25,649,588)
Change in net unrealized appreciation (depreciation)	14,409,326	84,635,165
Net increase (decrease) in net assets resulting from operations	31,637,391	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	15,266,495	26,258,176
Redemption fees	8,374	16,684
Total increase (decrease) in net assets	40,181,461	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $2,184,674 and undistributed net investment income of $4,730,308, respectively)	$ 465,314,622	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.12
Net realized and unrealized gain (loss)	1.33	4.39
Total from investment operations	1.41	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.69	$ 19.59
Total Return B, C, D	7.23%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.47% A
Expenses net of all reductions	1.44% A	1.46% A
Net investment income (loss)	.78% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,908	$ 2,912
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.11
Net realized and unrealized gain (loss)	1.32	4.37
Total from investment operations	1.38	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.64	$ 19.56
Total Return B, C, D	7.09%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.69% A
Expenses net of fee waivers, if any	1.65% A	1.69% A
Expenses net of all reductions	1.63% A	1.68% A
Net investment income (loss)	.60% A	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,188	$ 981
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.33	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.58	$ 19.48
Total Return B, C, D	6.87%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.21% A
Expenses net of fee waivers, if any	2.21% A	2.21% A
Expenses net of all reductions	2.18% A	2.20% A
Net investment income (loss)	.04% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,548	$ 526
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	1.31	4.36
Total from investment operations	1.32	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 20.54	$ 19.49
Total Return B, C, D	6.81%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.16% A	2.20% A
Expenses net of fee waivers, if any	2.16% A	2.20% A
Expenses net of all reductions	2.14% A	2.19% A
Net investment income (loss)	.08% A	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,613	$ 827
Portfolio turnover rate G	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) D	.11	.28	.40	.35	.28	.17 G
Net realized and unrealized gain (loss)	1.33	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	1.44	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.30) J	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.76	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return B, C	7.40%	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.12% A	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.10% A	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.12% A	1.61%	1.88%	1.55%	1.27%	.80% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 447,821	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate F	162% A	252%	264%	169%	208%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.21
Net realized and unrealized gain (loss)	1.33	4.35
Total from investment operations	1.44	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 20.76	$ 19.64
Total Return B, C	7.39%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.12% A
Expenses net of all reductions	1.10% A	1.10% A
Net investment income (loss)	1.13% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237	$ 140
Portfolio turnover rate F	162% A	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Delayed Delivery & When Issued Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,991,629
Gross unrealized depreciation	(10,926,336)
Net unrealized appreciation (depreciation)	$ 50,065,293

Tax cost	$ 418,241,819

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $361,854,759 and $336,356,299, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,391	$ 2,173
Class T	.25%	.25%	6,214	264
Class B	.75%	.25%	4,843	3,794
Class C	.75%	.25%	11,321	9,514
			$ 28,769	$ 15,745

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,132
Class T	2,715
$ 15,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 8,096.31
Class T	3,150.25
Class B	1,520.31
Class C	2,994.26
Global Balanced	537,276.24
Institutional Class	217.22
	$ 553,253

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,122 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $901 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,935.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,624 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Class A
Shares sold	252,504	153,196	$ 5,078,578	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(21,160)	(4,547)	(430,954)	(85,646)
Net increase (decrease)	233,603	148,649	$ 4,693,311	$ 2,810,438
Class T
Shares sold	173,802	54,070	$ 3,520,827	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(22,312)	(3,896)	(451,288)	(69,740)
Net increase (decrease)	152,757	50,174	$ 3,095,119	$ 915,061
Class B
Shares sold	56,236	27,777	$ 1,137,791	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(8,307)	(792)	(169,696)	(15,439)
Net increase (decrease)	48,267	26,985	$ 974,915	$ 477,081
Class C
Shares sold	155,812	42,502	$ 3,144,080	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(23,164)	(52)	(465,029)	(992)
Net increase (decrease)	133,429	42,450	$ 2,694,771	$ 794,410
Global Balanced
Shares sold	3,769,570	9,057,083	$ 76,370,429	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(3,903,968)	(8,714,065)	(78,963,997)	(146,302,628)
Net increase (decrease)	177,389	1,016,145	$ 3,723,229	$ 21,151,586

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009A	Six months ended April 30, 2010	Year ended October 31, 2009A
Institutional Class
Shares sold	5,831	7,124	$ 117,465	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(1,681)	-	(35,012)	-
Net increase (decrease)	4,283	7,124	$ 85,150	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-USAN-0610
1.883458.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 2, 2010